AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 5, 1998
                                               SECURITIES ACT FILE NO. 333-_____
                                        INVESTMENT COMPANY ACT FILE NO. 811-____
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             -----------------------

                                    FORM N-2

|X|          Registration Statement Under The Securities Act of 1933
|_|                        Pre-Effective Amendment No.
|_|                        Post-Effective Amendment No.
                                     and/or
|X|      Registration Statement Under The Investment Company Act of 1940
|_|                               Amendment No.
                        (check appropriate box or boxes)

                        XYZ EXCHANGEABLE PREFERRED TRUST
               (Exact Name of Registrant as Specified in Charter)

                            C/O PUGLISI & ASSOCIATES
                               850 LIBRARY AVENUE
                                    SUITE 204
                             NEWARK, DELAWARE 19715
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (302) 738-6680

                               RL&F SERVICE CORP.
                                ONE RODNEY SQUARE
                                   10TH FLOOR
                              10TH AND KING STREETS
                           WILMINGTON, DELAWARE 19801
                     (Name and Address of Agent for Service)

                                    COPY TO:

                             CRAIG E. CHAPMAN, ESQ.
                                BROWN & WOOD LLP
                             ONE WORLD TRADE CENTER
                          NEW YORK, NEW YORK 10048-0557

         APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. |_|

         If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. |_|

         If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. |_|

         If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. |_|

                           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

====================================================================================================================
   Title of Securities            Amount           Proposed Maximum       Proposed Maximum          Amount of
     Being Registered              Being            Offering Price       Aggregate Offering        Registration
                                Registered           Per Share(1)             Price(1)                Fee(2)
--------------------------- -------------------- ---------------------- ---------------------- ---------------------
Trust Securities
 representing shares of
  beneficial interest....       40,000 Shares            $25.00               $1,000,000              $295.00
====================================================================================================================
(1) Estimated  solely for the purpose of calculating the  registration  fee.
(2) Transmitted to the designated lockbox at Mellon Bank in Pittsburgh, PA.

         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                                   CROSS-REFERENCE SHEET*

                Item Number in Form N-2                                       Caption in Prospectus
                -----------------------                                       ---------------------

PART A--INFORMATION REQUIRED IN A PROSPECTUS

 1.    Outside Front Cover...........................     Front Cover Page
 2.    Inside Front and Outside Back Cover Page......     Front Cover Page; Inside Front Cover Page; Underwriting
 3.    Fee Table and Synopsis........................     Prospectus Summary; Fee Table
 4.    Financial Highlights..........................     Not Applicable
 5.    Plan of Distribution..........................     Front Cover Page; Prospectus Summary; Net Asset Value; Underwriting
 6.    Selling Shareholders..........................     Not Applicable
 7.    Use of Proceeds...............................     Use of Proceeds and Collateral Arrangements; Investment Objective
                                                          and Policies
 8.    General Description of the Registrant.........     Front Cover Page; Prospectus Summary; The Trust; Investment
                                                          Objective and Policies; Investment Restrictions; Risk Factors;
                                                          Dividends and Distributions; Additional Information
 9.    Management....................................     Trustees; Management Arrangements
10.    Capital Stock, Long-Term Debt and Other
       Securities....................................     Description of the Trust Securities
11.    Defaults and Arrears on Senior Securities.....     Not Applicable
12.    Legal Proceedings.............................     Not Applicable
13.    Table of Contents of the Statement of
       Additional Information........................     Not Applicable

PART B--INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

14.    Cover Page....................................     Not Applicable
15.    Table of Contents.............................     Not Applicable
16.    General Information and History...............     Not Applicable
17.    Investment Objective and Policies.............     Prospectus Summary; Investment Objective and Policies; Investment
                                                          Restrictions
18.    Management....................................     Trustees; Management Arrangements
19.    Control Persons and Principal Holders of
       Securities ...................................     Management Arrangements; Underwriting
20.    Investment Advisory and Other Services........     Management Arrangements
21.    Brokerage Allocation and Other Practices......     Investment Objective and Policies
22.    Tax Status....................................     Certain United States Federal Income Tax Considerations
23.    Financial Statements..........................     Experts; Independent Auditors' Report; Statement of Assets,
                                                          Liabilities and Capital

PART C--OTHER INFORMATION

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

----------
  * Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus.

                                EXPLANATORY NOTE

         This Registration Statement contains two forms of prospectus, one to be used in connection with an underwritten offering in the United States and Canada (the "U.S. Prospectus"), and one to be used in connection with a concurrent international underwritten offering outside the United States and Canada (the "International Prospectus" and, together with the U.S. Prospectus, the "Prospectuses"). The Prospectuses will be identical in all respects except for the front cover page, the section entitled "Underwriting" and the outside back cover page.

         The form of the U.S. Prospectus is included herein and the form of the front cover page, "Underwriting" section and outside back cover page of the International Prospectus are included following the back cover page of the U.S. Prospectus as pages X-1 through X-5.

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State. Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

PROSPECTUS
----------

                             SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED AUGUST 5, 1998

                            ________ TRUST SECURITIES
                        XYZ EXCHANGEABLE PREFERRED TRUST

                                 -------------
         Of the total of ______ Trust Securities Exchangeable for Preference Shares (the "Trust Securities") of XYZ Exchangeable Preferred Trust (the "Trust") being offered, ______ Trust Securities initially are being offered in the United States and Canada by the U.S. Underwriters (the "U.S. Offering") and _______ Trust Securities initially are being offered in a concurrent international offering outside the United States and Canada by the International Managers (the "International Offering" and, together with the U.S. Offering, the "Offerings"). The public offering price and the underwriting discount per Trust Security are identical for both of the Offerings. See "Underwriting."

         Each of the Trust Securities offered hereby will represent a proportionate share of a beneficial ownership interest in the Trust and will be sold at an initial public offering price of US$25. Except as described herein, holders of the Trust Securities will receive non-cumulative dividend distributions in an amount equal to US$ __ per Trust Security per annum, payable quarterly in arrears in an amount equal to US$___ per Trust Security on each _____, _____ , _____ , and _____ of each year (each, a "Dividend Payment Date"), to holders of record as of the immediately preceding _____, ______ , ______ and ______, respectively (each, a "Record Date"). The first distribution in respect of the period from and including the original issue date (the "Issue Date") to but excluding ______, 1998 will equal US$_____ per Trust Security.

         The Trust is a newly-created Delaware business trust established for the sole purpose of issuing the Trust Securities and investing the proceeds thereof in and holding ___% Mandatorily Redeemable Debt Securities due 2047 (the "Debt Securities") issued by [NAME], a special purpose unlimited company incorporated under the laws of, and domiciled in, the United Kingdom (the "U.K. Company"), with an aggregate principal amount equal to such proceeds. The Trust's investment objective is to distribute to the holders of Trust Securities
(a) pro rata based on the number of Trust Securities outstanding the interest the Trust receives on the Debt Securities from time to time and (b) upon the occurrence of an Exchange Event (as defined herein), the proceeds from the redemption of the Debt Securities, which proceeds will consist of American Depositary Receipts ("ADRs") evidencing, for each Trust Security, one American Depositary Share ("ADS") representing two fully paid non-cumulative preference shares, liquidation preference US$12.50 per share (the "XYZ Preference Shares"), issued by [NAME] ("XYZ"), provided that, if the Exchange Event is the redemption of the XYZ Preference Shares for cash, holders of Trust Securities will be entitled to receive US$25 per Trust Security and not ADRs. The XYZ Preference Shares initially represented by the ADSs will not accrue or pay dividends. If and when an Exchange Event occurs (unless such Exchange Event is the redemption of the XYZ Preference Shares for cash), each such initial XYZ Preference Share will automatically convert into a dividend-paying XYZ Preference Share which will accrue non-cumulative dividends at the rate of US$___ per share per annum, payable quarterly in arrears in an amount equal to US$___ per share on each Dividend Payment Date to holders of record as of the immediately preceding Record Date. See "Investment Objective and Policies."

                                                   (continued on following page)

     SEE "RISK FACTORS," BEGINNING ON PAGE 15 OF THIS PROSPECTUS, FOR CERTAIN CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE TRUST SECURITIES.

                                 -------------
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY ORADEQUACY OF THIS
                      PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
                                 PRICE TO          SALES             PROCEEDS TO
                                  PUBLIC          LOAD(1)            TRUST(2)(3)
--------------------------------------------------------------------------------
Per Trust Security..........         $              (3)                   $
================================================================================
Total(4).................... $                      (3)       $
================================================================================
(1) In view of the fact that the proceeds of the sale of the Trust Securities will ultimately be invested in the XYZ Preference Shares, the Trust and XYZ have agreed to indemnify the several U.S. Underwriters and the International Managers (together, the "Underwriters") against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."

(2)   Before deducting estimated expenses of $____________ payable by the Trust.

(3) In view of the fact that the proceeds of the sale of the Trust Securities will ultimately be invested in the XYZ Preference Shares, the Trust and XYZ have agreed to pay the Underwriters, as compensation, $___ per Trust Security (or $___ in the aggregate if the Underwriters' over-allotment options are exercised in full). See "Underwriting."

(4) The Trust has granted the U.S. Underwriters and the International Managers options, exercisable for 30 days from the date hereof, to purchase up to _______ and _______ additional Trust Securities, respectively (subject to decrease pro rata as a result of the issuance and sale of Trust Securities in connection with the formation of the Trust), solely to cover over-allotments, if any. If all such Trust Securities are purchased, the total Price to Public and Proceeds to Trust will be $_______ and $______, respectively. See "Underwriting."

                                 -------------
         The Trust Securities are offered by the several Underwriters, subject to prior sale, when, as and if issued to and accepted by them, and subject to approval of certain legal matters by counsel for the Underwriters and certain other conditions. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the Trust Securities will be made through the facilities of The Depository Trust Company on or about , 1998.

                                 -------------
MERRILL LYNCH & CO.                                                [CO-MANAGERS]

                                 -------------
                  The date of this Prospectus is      , 1998.

(continued from cover page)

         The Trust will not be managed like a typical closed-end investment company. The Trust has adopted a fundamental policy that 100% of its portfolio will be invested in the Debt Securities and that the Debt Securities may not be disposed of during the term of the Trust other than in connection with an Exchange Event. For information concerning the ADSs that may be received by the holders of Trust Securities upon the occurrence of an Exchange Event and the XYZ Preference Shares represented thereby, see the accompanying prospectus of XYZ. The Trust Securities are a suitable investment only for investors who are able to understand the unique nature of the Trust and the economic characteristics of the Debt Securities, and the ADSs and the XYZ Preference Shares that may be issued upon an Exchange Event. See "Investment Objective and Policies."

         The Trust will be treated as a grantor trust for U.S. Federal income tax purposes. In general, for U.S. Federal income tax purposes no gain or loss should be recognized by U.S. holders of the Trust Securities upon receipt of the ADSs upon an exchange or dissolution of the Trust. However, U.S. holders will recognize taxable gain or loss upon receipt of cash, if any, upon an exchange or dissolution of the Trust. See "Certain United States Federal Income Tax Considerations."

         Application will be made to list the Trust Securities on the New York Stock Exchange (the "NYSE"). Prior to the Offerings there has been no public market for the Trust Securities. Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and initial public offering prices. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering.

         This Prospectus sets forth concisely information about the Trust that a prospective investor should know before investing and should be read and retained for future reference.

                      -------------------------------------

         IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE TRUST SECURITIES AT A LEVEL ABOVE THAT WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME. FOR A DESCRIPTION OF THESE ACTIVITIES, SEE "UNDERWRITING."

                               PROSPECTUS SUMMARY

         The following summary should be read in conjunction with the more detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the information contained in this Prospectus assumes that the Underwriters' over-allotment option is not exercised.

THE TRUST

         XYZ Exchangeable Preferred Trust is a newly-created Delaware business trust that will be registered as a non-diversified closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "Investment Company Act"). The term of the Trust will expire on or shortly after the occurrence of an Exchange Event. The Trust will be treated as a grantor trust for United States Federal income tax purposes.

THE OFFERING

         The Trust is offering ___________ Trust Securities, each representing a proportionate share of beneficial interest in the Trust, at an initial public offering price of US$25 per Trust Security. The Underwriters have been granted an option, exercisable for 30 days from the date of this Prospectus, to purchase up to an aggregate of _________ additional Trust Securities (subject to decrease pro rata as a result of the issuance and sale of Trust Securities in connection with the formation of the Trust) solely to cover over-allotments, if any. See "Underwriting."

USE OF PROCEEDS AND COLLATERAL ARRANGEMENTS

         The following transactions will take place on the Issue Date. The Trust will use the proceeds from the sale of the Trust Securities in the Offerings to subscribe for and purchase from the U.K. Company Debt Securities with an aggregate principal amount equal to such proceeds. The Trust, as the holder of the Debt Securities, will be entitled to receive interest due thereon quarterly in arrears on each Dividend Payment Date (each, an "Interest Payment Date"), at the rate per annum of __ %. The Debt Securities will be issued only in bearer form and will be denominated and pay interest in U.S. dollars. The Debt Securities will be listed on the Luxembourg Stock Exchange and, unless redeemed earlier, will be redeemed on ______, 2047. The U.K. Company will use the proceeds from the sale of the Debt Securities to purchase at a price equal to their liquidation preference fully paid, non-dividend paying preference shares, liquidation preference US$25 per share (the "Jersey Preference Shares"), issued by [NAME], a company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Subsidiary"). The Jersey Subsidiary will use the proceeds from the sale of the Jersey Preference Shares to purchase the ADSs from XYZ at a price per ADS equal to the aggregate liquidation preference of the _____ XYZ Preference Shares represented thereby. Pursuant to a security and pledge agreement (the "Security and Pledge Agreement") to be entered into among the Trust, the U.K. Company, the Jersey Subsidiary and The Bank of New York , as collateral agent (the "Collateral Agent"), the Jersey Preference Shares and the ADSs will be irrevocably deposited with the Collateral Agent and pledged to secure the obligations of the U.K. Company under the Debt Securities and the Jersey Subsidiary under the Jersey Preference Shares, respectively. Prior to the occurrence of an Exchange Event, ownership of the Jersey Preference Shares and the ADSs will remain with the U.K. Company and the Jersey Subsidiary, respectively, although pursuant to the Security and Pledge Agreement, the Jersey Subsidiary will agree to vote, or to cause the Collateral Agent and the ADR depositary to vote, the ADSs and the XYZ Preference Shares represented by the ADSs as directed by the holders of the Trust Securities.

         Also on the Issue Date, XYZ will use the proceeds from the issue of the XYZ Preference Shares to make a capital contribution to a business trust established under the laws of the State of Delaware (the "Distribution Trust"). The Distribution Trust will use XYZ's capital contribution to make a loan (the "Distribution Loan") to a Delaware limited liability company that is a wholly-owned subsidiary of XYZ (the "USLLC"). The USLLC will use the proceeds of the Distribution Loan to make a loan (the "XYZ Loan") to XYZ or a subsidiary or branch of XYZ (the "XYZ Subsidiary", and together with XYZ as borrower of the XYZ Loan, each, the "XYZ Borrower").

         Reference   is  made  to  page  9  for  a  diagram  of  the   foregoing
transactions.

XYZ

         Reference is made to the accompanying prospectus of XYZ with respect to the ADSs that may be received by a holder of Trust Securities upon the occurrence of an Exchange Event and the XYZ Preference Shares represented thereby. THE PROSPECTUS OF XYZ IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF TRUST SECURITIES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF XYZ DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

INVESTMENT OBJECTIVE AND POLICIES; DIVIDENDS AND DISTRIBUTIONS

         The Trust's investment objective is to distribute to the holders of Trust Securities (a) pro rata based on the number of Trust Securities outstanding the interest the Trust receives on the Debt Securities from time to time and (b) upon the occurrence of an Exchange Event, the proceeds from the redemption of the Debt Securities, which proceeds will consist of ADRs evidencing, for each Trust Security, one ADS, provided that, if the Exchange Event is the redemption of the XYZ Preference Shares for cash, holders of Trust Securities will be entitled to receive US$25 per Trust Security and not ADRs. See "Investment Objective and Policies."

         Except as described herein, holders of Trust Securities will receive non-cumulative dividend distributions in an amount equal to US$___ per Trust Security per annum, payable quarterly in arrears in an amount equal to US$___ per Trust Security on each Dividend Payment Date to holders of record on the immediately preceding Record Date. The first distribution in respect of the period from and including the Issue Date to but excluding ________, 1998 will equal US$___ per Trust Security. See "Investment Objective and Policies--Trust Assets."

         Dividend payments on the Trust Securities will be made from the interest payments received by the Trust on the Debt Securities. Interest payments on the Debt Securities will be made from distributions received by the U.K. Company as income beneficiary entitling it to income payments (the "Income Entitlements") from the Distribution Trust. The U.K. Company's right to receive Income Entitlements will not represent an absolute ownership interest in the Distribution Trust or the income thereof, but rather an entitlement to receive interest payments on the Distribution Loan only to the extent actually distributed to the U.K. Company by the Distribution Trust; if any Income Entitlement payable on any Interest Payment Date is not paid to the U.K. Company or at its direction on such date for any reason, the Distribution Trust will have no further obligation to pay such Income Entitlement to the U.K. Company. XYZ will have a reversionary income interest in the Distribution Trust after any Exchange Event.

         On each Interest Payment Date, (i) if no Payment Prohibition exists, the XYZ Borrower will make an interest payment on the XYZ Loan to the USLLC;
(ii) out of such payment, the USLLC will make an interest payment on the Distribution Loan to the Distribution Trust; (iii) out of such payment, the Distribution Trust will distribute the Income Entitlements to the U.K. Company; and (iv) out of such distribution, if any, the U.K. Company will pay (a) interest on the Debt Securities to the Trust, (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary, (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company (as defined herein), which will be used to pay ongoing expenses of the Jersey Holding Company and the Trust (pursuant to contractual arrangements between the Jersey Holding Company and the Trust) and (d) an indemnity fee to the XYZ Affiliate (as defined herein). On such Interest Payment Date (which will also be a Dividend Payment Date), The Bank of New York, as Administrator, will use all the interest received by the Trust on the Debt Securities to pay dividends on the Trust Securities.

         Under the terms of the XYZ Loan, no interest payment due thereunder shall be paid or payable by the XYZ Borrower on any Interest Payment Date if (i) an Exchange Event has occurred or will occur prior to such date, (ii) the amount of interest payable on such date, together with the aggregate amount of dividends paid on or before such date during the then current fiscal year of XYZ on any preference shares or ordinary shares of XYZ, would exceed XYZ's distributable profits or (iii) such payment would be prohibited or limited by applicable law or regulation or by any instruments or agreements to which XYZ is subject (collectively, the "Payment Prohibitions"). In the event a Payment Prohibition exists or will exist on any Interest Payment Date, XYZ will notify the Administrator no later than the third Business Day prior to such date.

TRUST ASSETS

         The Trust's assets will consist of US$_______ aggregate principal amount of Debt Securities (US$________ aggregate principal amount of Debt Securities if the Underwriters' over-allotment option is exercised in full), and any distributions thereon.

EXCHANGE EVENT

         Upon the occurrence of any of the following events (each, an "Exchange Event"), each Trust Security will be mandatorily exchanged for one ADS or a cash redemption amount, as applicable, from the proceeds of the sequential redemption of the XYZ Preference Shares (in the case of the redemption thereof for cash) and (in all cases) the Jersey Preference Shares and the Debt Securities: (i) ______, 2047 or the date of any earlier cash redemption of the XYZ Preference Shares; (ii) any date selected by XYZ in its absolute discretion; (iii) the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges; in which case the Exchange Event will be the fourth Business Day following such Interest Payment Date, (iv) on any date, the total capital ratio or the Tier 1 capital ratio of XYZ (either as reported by XYZ to the [applicable regulatory agency] on a quarterly basis or as determined at any time by the [applicable regulatory agency] in its sole discretion) falls below 8% or 4%, respectively (or, in each case, such lesser percentage (the "Required Percentage"), as may apply at the time), and such ratio is not increased to at least 8% or 4%, respectively (or such lesser Required Percentage), within 90 days after the date on which XYZ makes such quarterly report or receives notice of such determination by the [applicable regulatory agency], as applicable; (v) any change in the ownership of the securities issued by, or the business purpose (as specified in the constituent documents of the relevant entities) of, the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary or the Distribution Trust or any failure by XYZ to own, directly or indirectly, all of the equity of the XYZ Subsidiary (including any successor borrower hereinafter referred to) or the USLLC; provided that, the XYZ Borrower, with the consent of the USLLC, may assign the XYZ Loan or the USLLC may replace the XYZ Loan with another loan, in each case, to XYZ or another subsidiary or branch office of XYZ with prospective payment terms identical to, and other terms substantially the same as, those of the XYZ Loan, in which case XYZ or such other subsidiary or branch office and loan shall be deemed to be the XYZ Borrower and the XYZ Loan, respectively, and any such action shall not constitute an Exchange Event; and (vi) any application is made by (A) XYZ, the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary, the USLLC, the Distribution Trust or the XYZ Subsidiary (each, a "Relevant Entity") to a court for an order that the Relevant Entity be wound up or (B) any other entity to a court for an order appointing a liquidator, provisional liquidator, administrator or controller in respect of any Relevant Entity, or any one of the same is appointed, whether or not under an order, unless, [in each case,] the application is withdrawn or the order is stayed, or the liquidator, provisional liquidator, administrator or controller is removed, within 21 days of the date on which the application or appointment is made, as applicable.

         If the Exchange Event is anything other than a redemption of the XYZ Preference Shares for cash, then each Jersey Preference Share and Debt Security will be redeemed, automatically and sequentially, for one ADS. If a redemption of the XYZ Preference Shares for cash occurs, then the Jersey Preference Shares and Debt Securities will be redeemed, automatically and sequentially, for cash. After any such redemption of the Debt Securities, the Collateral Agent will deliver the ADSs or the cash for which the Debt Securities are redeemed, as the case may be, to the Administrator, and the Administrator, on behalf of the Trust, will on the Exchange Date (i) in the case of a redemption for cash, distribute the proceeds to the holders of Trust Securities at the rate of US$25 per Trust Security then outstanding together with accrued interest thereon from and including the last Interest Payment Date to which interest has been paid or provided for in full, or (ii) in all other cases, distribute the proceeds to the holders of Trust Securities at the rate of one ADS per Trust Security then outstanding. The distribution described in the preceding sentence will be made to holders of record as of the close of business on the Business Day immediately preceding the date of such distribution. [The holders of the Trust Securities will thereafter have no further claims against the Trust and the Administrator will wind up the Trust.]

         Upon the occurrence of an Exchange Event, ADRs or cash, as the case may be, will be delivered in exchange for Trust Securities upon or as soon as possible after the date on which such event occurs (after taking into account any cure period provided therefor).

TERM OF THE TRUST

         The Trust will dissolve as soon as possible after the exchange of the Trust Securities for ADRs or cash, as the case may be, upon the occurrence of an Exchange Event. See "Investment Objective and Policies" and "Risk Factors--Limited Term."

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

         The Trust will be classified a grantor trust for United States Federal income tax purposes and the Debt Securities held by the Trust will be treated as equity in XYZ. Accordingly, each holder will be treated for United States Federal income tax purposes as owning equity of XYZ and will be required to include in income, as dividends, the holder's pro rata share of the gross amount of the interest paid on the Debt Securities to the extent of the current and accumulated earnings and profits (as determined for United States Federal income tax purposes) of XYZ.

         A holder's exchange of Trust Securities for ADSs upon the occurrence of an Exchange Event generally will not constitute a taxable event for United States Federal income tax purposes. However, the receipt of cash upon exchange of the Trust Securities in connection with the redemption of the XYZ Preference Shares for cash would constitute a taxable event for United States Federal income tax purposes, and a holder of Trust Securities generally would be required to recognize gain or loss in respect of Trust Securities redeemed for cash. See "Certain United States Federal Income Tax Considerations."

MANAGEMENT ARRANGEMENTS

         The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will consist only of US$________ aggregate principal amount of Debt Securities (US$________ aggregate principal amount of Debt Securities if the Underwriters' over-allotment options are exercised in full), and any distributions thereon, and will not be actively managed. The activities of the Trust will be limited so as to ensure that the Trust will qualify as a grantor trust for United States Federal income tax purposes. The administration of the Trust will be overseen by the trustees (the "Trustees") thereof. The day-to-day administration of the Trust will be carried out by The Bank of New York (or its successor), as the Administrator. The Bank of New York (or its successor) will also act as custodian (the "Custodian") for the Trust's assets and as paying agent, transfer agent and registrar (the "Paying Agent") with respect to the Trust Securities. Except as aforesaid, and except for The Bank of New York's role as Collateral Agent under the Security and Pledge Agreement and as depositary for the ADRs, The Bank of New York will have no other affiliation with, and will not be engaged in any other transaction with, the Trust. For their services, the fees of the Administrator, the Custodian, the Trustees and the Paying Agent will be deducted from the interest payments on the Debt Securities. See "Management Arrangements."

RISK FACTORS

         The Trust has adopted a fundamental policy that 100% of its portfolio be invested in the Debt Securities, and the distributions thereon, and that the Debt Securities may not be disposed of during the term of the Trust except upon the occurrence of an Exchange Event. The Trust will not be managed like a typical closed-end investment company.

         The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the Debt Securities, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

         The Trust Securities have no trading history and it is not possible to predict how they will trade in the secondary market. The Underwriters currently intend, but are not obligated, to make a market in the Trust Securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders of the Trust Securities with liquidity of investment or that it will continue for the life of the Trust Securities.

         The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The risk of loss associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering.

         Except as described below, holders of the Trust Securities will not be entitled to any rights with respect to the XYZ Preference Shares (including, without limitation, rights to receive any dividends or other distributions in respect thereof) until such time, if any, as the Trust shall have delivered ADSs representing the XYZ Preference Shares in exchange for Trust Securities upon the occurrence of an Exchange Event (which will not occur if the Exchange Event is the redemption of the XYZ Preference Shares for cash). Each Trust Security will entitle the holder thereof to direct the exercise of the voting rights attaching to two XYZ Preference Shares represented by one ADS. The holders of ADSs will be entitled to vote the XYZ Preference Shares represented thereby together with the holders of ordinary shares of XYZ on the basis of one vote per share on any poll
(a) in all cases with respect to certain matters specified herein and (b) after XYZ fails to pay (i) in full on any Dividend Payment Date the accrued dividends in respect of the quarterly dividend period then ended or (ii) if an Exchange Event occurs due to the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges, in full an optional dividend on the XYZ Preference Shares in an aggregate amount equal to the amount of interest not so received (an "Optional Dividend") within three Business Days after the date on which such Exchange Event occurred and until the earlier of (x) the first Dividend Payment Date thereafter as of which XYZ has paid in full four consecutive quarterly dividends on the XYZ Preference Shares and (y) the date as of which XYZ has paid a special dividend on the XYZ Preference Shares in an amount equal to four quarterly dividend payments, with respect to all matters on which the holders of the ordinary shares of XYZ are entitled to vote. In addition, the holders of ADSs will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the ADSs or the XYZ Preference Shares. As long as the ADSs are owned by the Jersey Subsidiary, the Jersey Subsidiary will, or will direct the Collateral Agent and the ADR depositary to, vote the ADSs and the XYZ Preference Shares as directed by the holders of Trust Securities. See "Risk Factors."

LISTING

         Application will be made to list the Trust Securities on the NYSE.

RATINGS

         The Trust Securities will be rated ___ by Moody's Investors Service, Inc. and ___ by Standard & Poor's Ratings Service. A security rating is not a recommendation to buy, sell or hold securities, is subject to revision or withdrawal at any time by the assigning rating organization, and should be evaluated independently of any other rating.

                                    FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES
   Maximum Sales Load (as a percentage of offering price).....            %  (a)
   Automatic Dividend Reinvestment Plan Fees..................    Not Applicable

ANNUAL EXPENSES (as a percentage of net assets)
   Management Fees(b).........................................                 %
   Other Expenses(c)..........................................                 %
                                                                  ==============
   TOTAL ANNUAL EXPENSES(C)...................................                 %
                                                                  ==============

                                                               1 year    3 years
                                                               ------    -------
Example
-------

An investor would pay the following expenses on a $1,000
investment, including the maximum sales load of $   and
assuming (1) no annual expenses and (2) a 5% annual return     $         $
throughout the periods.

----------
(a)      See the cover page of this Prospectus and "Underwriting."

(b) See "Management Arrangements." The Trust will be internally managed; consequently there will be no separate investment advisory fee paid by the Trust. The Bank of New York will act as the Administrator of the Trust.

(c) The organization costs of the Trust in the amount of $_____ and the costs associated with the initial registration and the Offerings, estimated to be approximately $_____, will be paid by [Merrill Lynch & Co., Inc.] which will be reimbursed (x) in part by the U.K. Company from  the  facility  fee  to  be  paid  to  the  U.K.  Company  by  the
         Distribution Trust as an Income Entitlement and (y) in part by the Trust from the facility fee to be paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The anticipated ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company. Any unanticipated operating expenses of the Trust may be paid by the XYZ Affiliate. See "Management Arrangements--Estimated Expenses." Absent such arrangements, the Trust's "Other Expenses" and "Total Annual Expenses" would be approximately _____% of the Trust's net assets.

         The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a holder of Trust Securities will bear directly or indirectly. The Example set forth above utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                               STRUCTURAL DIAGRAM

         [Diagram of Transaction Structure] Diagram illustrating transaction parties, intervening vehicles and investment and payment directions.

                                    THE TRUST

         XYZ Exchangeable Preferred Trust (the "Trust") is a newly-created Delaware business trust and will be registered as a closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust was formed on July 28, 1998 pursuant to a Certificate of Trust as filed with the Secretary of State of the State of Delaware on July 29, 1998 and a Trust Agreement dated as of such date, which was amended and restated as of _____________, 1998 (as so amended and restated, the "Declaration of Trust"). The term of the Trust will expire as soon as possible after the exchange of the Trust Securities for ADRs or cash, as the case may be, upon the occurrence of an Exchange Event. The Trust will be treated as a grantor trust for United States Federal income tax purposes. The Trust's principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715, and its telephone number is (302) 738-6680.

                   USE OF PROCEEDS AND COLLATERAL ARRANGEMENTS

         The proceeds of the Offerings (without giving effect to the expenses of the Offerings payable by the Trust) will be $________ (or $_________ if the Underwriters' over-allotment options are exercised in full). On the Issue Date (as defined herein), the proceeds of the Offerings will be used to purchase US$________ aggregate principal amount (or US$________ aggregate principal amount if the Underwriters' over-allotment options are exercised in full) of ___% Mandatorily Redeemable Debt Securities due 2047 (the "Debt Securities") from [NAME], a special purpose unlimited company incorporated under the laws of, and domiciled in, the United Kingdom (the "U.K. Company"). The Trust, as the holder of the Debt Securities, will be entitled to receive interest thereon at the rate per annum of ___%, payable quarterly in arrears on each Dividend Payment Date (each, an "Interest Payment Date"). The Debt Securities will be listed on the Luxembourg Stock Exchange and, unless redeemed earlier due to an Exchange Event (as defined herein), will be redeemed on _______, 2047. The Debt Securities will be issued only in bearer form and will be denominated and pay interest in U.S. dollars.

         The following transactions will take place on the Issue Date. Reference is made to page 9 for a diagram of the transactions.

         The U.K. Company will use the proceeds from the sale of the Debt Securities to purchase at a price equal to their liquidation preference fully paid, non-dividend paying preference shares, liquidation preference US$25 per share (the "Jersey Preference Shares"), issued by [NAME], a company incorporated with limited liability under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Subsidiary"). The Jersey Subsidiary will use the proceeds from the sale of the Jersey Preference Shares to purchase from [NAME] ("XYZ") _______ American Depositary Shares ("ADSs"), each representing two fully paid non-cumulative preference shares, liquidation preference US$12.50 per share (the "XYZ Preference Shares"), of XYZ at a price per ADS equal to the aggregate liquidation preference of the two XYZ Preference Shares represented thereby. The XYZ Preference Shares initially represented by the ADSs will not accrue or pay dividends. If and when an Exchange Event occurs (unless such Exchange Event is the redemption of the XYZ Preference Shares for cash), each such initial XYZ Preference Share will automatically convert into a dividend-paying XYZ
Preference Share which will accrue non-cumulative dividends at the rate of US$___ per share per annum, payable quarterly in arrears in an amount equal to US$___ per share on each Dividend Payment Date to holders of record as of the immediately preceding Record Date.

         XYZ will use the proceeds from the issue of the XYZ Preference Shares to make a capital contribution to a business trust established under the laws of the State of Delaware (the "Distribution Trust"). The Distribution Trust will use XYZ's capital contribution to make a loan (the "Distribution Loan") to a Delaware limited liability company that is a wholly-owned subsidiary of XYZ (the "USLLC"). The USLLC will use the proceeds of the Distribution Loan to make a loan (the "XYZ Loan") to XYZ or a subsidiary or branch of XYZ (the "XYZ Subsidiary" and together with XYZ as borrower of the XYZ Loan, each, the "XYZ Borrower").

         The ADSs and the Jersey Preference Shares will be deposited with The Bank of New York, as the collateral agent (the "Collateral Agent"), pursuant to the security and pledge agreement (the "Security and Pledge Agreement") to be entered into among the Trust, the U.K. Company, the Jersey Subsidiary and the Collateral Agent. Pursuant to the terms of the Security and Pledge Agreement, the U.K. Company and the Jersey Subsidiary will deposit the ADSs and the Jersey Preference Shares with the Collateral Agent and irrevocably and unconditionally
(i) pledge the ADSs and the Jersey Preference Shares to secure the obligations of the U.K. Company under the Debt Securities and the Jersey Subsidiary under the Jersey Preference Shares, respectively, and (ii) direct the Collateral Agent, upon the occurrence of an Exchange Event, to transfer the ADSs to the Trust. Prior to the occurrence of an Exchange Event, ownership of the Jersey Preference Shares and the ADSs will remain with the U.K. Company and the Jersey Subsidiary, respectively, although pursuant to the Security and Pledge Agreement, the Jersey Subsidiary will agree to vote, or cause the Collateral Agent and the ADR depositary to vote, the ADSs and the XYZ Preference Shares represented by the ADSs as directed by the holders of the Trust Securities. Each Trust Security will entitle the holder to direct the exercise of the voting rights attaching to one ADS and two XYZ Preference Shares.

         The Debt Securities will be held by the Custodian for the Trust.

                        INVESTMENT OBJECTIVE AND POLICIES

GENERAL

         The Trust will invest the proceeds of the Offerings in the Debt Securities issued by the U.K. Company. The Trust's investment objective is to distribute to the holders of Trust Securities (a) pro rata based on the number of Trust Securities outstanding the interest the Trust receives on the Debt Securities from time to time and (b) upon the occurrence of an Exchange Event, the proceeds of the redemption of the Debt Securities, which will be American Depositary Receipts ("ADRs") evidencing, for each Trust Security, one ADS representing two XYZ Preference Shares, provided that if the Exchange Event is the redemption of the XYZ Preference Shares for cash, holders of Trust Securities will be entitled to receive US$25 per Trust Security and not ADRs. The XYZ Preference Shares will accrue non-cumulative dividends at the rate of US $___ per share per annum, payable quarterly in arrears in an amount equal to US$___ per share on each Dividend Payment Date (as defined herein) to holders of record as of the immediately preceding Record Date (as defined herein). Upon the occurrence of an Exchange Event, holders of Trust Securities shall receive one ADS or US$25 in cash plus accrued interest thereon from and including the last Interest Payment Date to which interest has been paid or provided in full, as the case may be, per Trust Security. Upon the occurrence of an Exchange Event, the Administrator will notify The Depository Trust Company (the "Depository") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether ADRs or cash will be delivered in exchange for the Trust Securities.

         The Trust has adopted a fundamental policy as required by the Declaration of Trust to invest 100% of its portfolio in the Debt Securities, and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust except upon the occurrence of an Exchange Event. The foregoing fundamental policy of the Trust may not be changed without the vote of 100% of the holders of the Trust Securities.

TRUST ASSETS

         The Trust's assets will consist of US$________ aggregate principal amount of Debt Securities (US$________ aggregate principal amount of Debt Securities if the Underwriters' over-allotment options are exercised in full), and any distributions thereon. Except as described herein, holders of the Trust Securities will receive non-cumulative dividend distributions in an amount equal to US$_____ per Trust Security per annum, payable quarterly in arrears in an amount equal to US$___ per Trust Security on each ______, ______, ______, and ______ of each year (each, a "Dividend Payment Date"), to holders of record as of the immediately preceding ______, ______, ______ and ______ (each, a "Record Date"), respectively. The first distribution in respect of the period from and including the original issue date (the "Issue Date") to but excluding ________, 1998 will equal US$___ per Trust Security. See "Dividends and Distributions."

         In the event that any Dividend Payment Date for the Trust Securities or Interest Payment Date for the Debt Securities is not a Business Day, then the dividend or interest payable on such date need not be made on such Dividend Payment Date or Interest Payment Date, as applicable, but instead may be made on the next succeeding Business Day with the same force and effect as if made on such Dividend Payment Date or Interest Payment Date, as the case may be. As used herein, "Business Day" means a day other than a day on which banking institutions in Melbourne, Australia, [the United Kingdom] or New York, New York are authorized or required by law or executive order to remain closed.

XYZ

         THIS PROSPECTUS RELATES ONLY TO THE TRUST SECURITIES OFFERED HEREBY AND DOES NOT RELATE TO XYZ, THE ADSs OR THE XYZ PREFERENCE SHARES. XYZ HAS FILED A REGISTRATION STATEMENT ON FORM F-3 WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") WITH RESPECT TO THE ADSs AND THE XYZ PREFERENCE SHARES THAT MAY BE RECEIVED BY A HOLDER OF TRUST SECURITIES UPON THE OCCURRENCE OF AN EXCHANGE EVENT. THE PROSPECTUS OF XYZ CONSTITUTING A PART OF SUCH REGISTRATION STATEMENT INCLUDES INFORMATION RELATING TO XYZ, THE ADSs AND THE XYZ PREFERENCE SHARES. THE PROSPECTUS OF XYZ IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF TRUST SECURITIES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF XYZ DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

EXCHANGE EVENT

         Upon the occurrence of any of the following events (each, an "Exchange Event"), each Trust Security will be mandatorily exchanged for one ADS or a cash redemption amount, as applicable, from the proceeds of the sequential redemption of the XYZ Preference Shares (in the case of the redemption thereof for cash) and (in all cases) the Jersey Preference Shares and the Debt Securities: (i) ________, 2047 or the date of any earlier cash redemption of the XYZ Preference Shares; (ii) any date selected by XYZ in its absolute discretion; (iii) the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges, in which case the Exchange Event will be the fourth Business Day following such Interest Payment Date; (iv) on any date, the total capital ratio or the Tier 1 capital ratio of XYZ (either as reported by XYZ to the [applicable regulatory agency] on a quarterly basis or as determined at any time by the [applicable regulatory agency] in its sole discretion) falls below 8% or 4%, respectively (or, in each case, such lesser percentage (the "Required Percentage"), as may apply at the time) and such ratio is not increased to at least 8% or 4%, respectively (or such lesser Required Percentage), within 90 days after the date on which XYZ makes such quarterly report or receives notice of such determination by the [applicable regulatory agency], as applicable; (v) any change in the ownership of the securities issued by, or the business purpose (as specified in the constituent documents of the relevant entities) of, the U.K. Company, the Jersey Holding Company (as defined herein), the Jersey Charitable Trust (as defined herein), the Jersey Subsidiary or the Distribution Trust or any failure by XYZ to own, directly or indirectly, all of the equity of the XYZ Subsidiary (including any successor borrower hereinafter referred to) or the USLLC; provided that, the XYZ Borrower, with the consent of the USLLC, may assign the XYZ Loan or the USLLC may replace the XYZ Loan with another loan, in each case, XYZ or to another subsidiary or branch office of XYZ with prospective payment terms identical to, and other terms substantially the same as, those of the XYZ Loan, in which case XYZ or such other subsidiary or branch office and loan shall be deemed to be the XYZ Borrower and the XYZ Loan, respectively, and any such action shall not constitute an Exchange Event; and (vi) any application is made by (A) XYZ, the U.K. Company, the Jersey Holding Company, the Jersey Charitable Trust, the Jersey Subsidiary, the USLLC, the Distribution Trust or the XYZ Subsidiary (each, a "Relevant Entity") to a court for an order that the Relevant Entity be wound up or (B) any other entity to a court for an order appointing a liquidator, provisional liquidator, administrator or controller in respect of any Relevant Entity, or any one of the same is appointed, whether or not under an order, unless, [in each case,] the application is withdrawn or the order is stayed, or the liquidator, provisional liquidator, administrator or controller is removed, within 21 days of the date on which the application or appointment is made, as applicable.

         If the Exchange Event is anything other than a redemption of the XYZ Preference Shares for cash, then each Jersey Preference Share and Debt Security will be redeemed, automatically and sequentially, for one ADS. If a redemption of the XYZ Preference Shares for cash occurs, then the Jersey Preference Shares and Debt Securities will be redeemed automatically and sequentially, for cash. After any such redemption of the Debt Securities, the Collateral Agent will deliver the ADSs or the cash for which the Debt Securities are redeemed, as the case may be, to the Administrator and the Administrator, on behalf of the Trust, will (i) in the case of a redemption for cash, distribute the proceeds to the holders of Trust Securities at the rate of US$25 per Trust Security then outstanding together with accrued interest thereon from and including the last Interest Payment Date to which interest has been paid or provided for in full, or (ii) in all other cases, distribute the proceeds to the holders of Trust
Securities at the rate of one ADS per Trust Security then outstanding. The distribution described in the preceding sentence will be made to holders of record as of the close of business on the Business Day immediately preceding the date of such distribution. [The holders of the Trust Securities will thereafter have no further claims against the Trust and the Administrator will wind up the Trust.]

         Upon the occurrence of an Exchange Event, the ADRs or cash, as the case may be, will be delivered in exchange for the Trust Securities upon or as soon as possible after the date on which such event occurs (after taking into account any cure period provided therefor).

         Upon the occurrence of an Exchange Event, dividends on the Trust Securities will cease to accrue and dividends on the XYZ Preference Shares will begin to accrue from and including the last Interest Payment Date on the Debt Securities in respect of which interest thereon has been paid or provided for in full.

INTERVENING VEHICLES

         The U.K. Company. The U.K. Company is a special purpose unlimited company incorporated under the laws of, and domiciled in, the United Kingdom. The U.K. Company is wholly-owned by an exempt company established under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Holding Company"), which holds all of the U.K. Company's ordinary shares. These ordinary shares will be the only capital stock of the U.K. Company. The ordinary shares of the Jersey Holding Company will be the only capital stock of the Jersey Holding Company and are held by a charitable trust established under the laws of, and domiciled in, Jersey, the Channel Islands (the "Jersey Charitable Trust").

         The U.K. Company was established for the purpose of, among other things, owning all of the ordinary shares of the Jersey Subsidiary, issuing the Debt Securities to the Trust and investing the proceeds thereof in the Jersey Preference Shares. The U.K. Company will elect to be treated as a partnership for United States Federal income tax purposes under U.S.
Treasury Regulations Sections 301.7701-1 through -3.

         The U.K. Company will have at least two directors and an independent auditor. The Memorandum and Articles of Association of the U.K. Company will prohibit it from taking any action that would have a material adverse effect on the holders of the Trust Securities. There will be no annual shareholder meetings. There will be not less than one directors' meeting each year at which the director(s) will nominate directors, if necessary, and approve the annual accounts. The U.K. Company will also appoint a paying agent located in The City of New York to receive Income Entitlements from the Distribution Trust and make payments on the Debt Securities to the Trust.

         The Jersey Subsidiary. The Jersey Subsidiary is a company incorporated with limited liability under the laws of, and domiciled in, Jersey, Channel Islands. The U.K. Company will own all the ordinary shares of the Jersey Subsidiary. The Jersey Subsidiary was established for the purpose of, among other things, issuing the Jersey Preference Shares to the U.K. Company and investing the proceeds thereof in the ADSs. The Jersey Subsidiary will elect to be disregarded as an entity that is separate from its owner (i.e., the U.K. Company) for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

         The Jersey Subsidiary will be managed by a Board of Directors and have an independent auditor. The Memorandum and the Articles of Association of the Jersey Subsidiary will prohibit the Board of Directors from taking any action that would have a material adverse effect on the holders of the Trust
Securities. There will be no annual shareholder meetings. There will be one directors' meeting each year at which the director(s) will nominate directors, if necessary, and approve the annual accounts.

         The Distribution Trust. The Distribution Trust is a business trust established under the laws of the State of Delaware. The Distribution Trust will operate in accordance with the distribution trust agreement that establishes its terms; the U.K. Company will have no right to cause any variation of such terms. The Distribution Trust will elect to be disregarded as an entity that is separate from its owner (i.e., XYZ) for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3.

         The administration of the Distribution Trust will be overseen by the trustees thereof.

         On the Issue Date, XYZ will use the proceeds from the issuance of the XYZ Preference Shares to make a capital contribution of US$________ (or US$________ if the Underwriters exercise their over-allotment options in full) to the Distribution Trust and the Distribution Trust will use XYZ's capital contribution to make the Distribution Loan to the USLLC. The Distribution Loan will mature five years after the maturity date of the Debt Securities on ________, 2052. The Distribution Loan will be the only asset, and interest thereon will be the only source of revenue, of the Distribution Trust. Interest on the Distribution Loan will accrue from the Issue Date and be due and payable on each Interest Payment Date at the rate of ___% per annum. The interest paid on the Distribution Loan will be used by the Distribution Trust to pay the Income Entitlements to the U.K. Company. The interest rate represents the sum of ___% (the interest rate on the Debt Securities, which equals the dividend rate on the Trust Securities) and a spread of 0.25%. The spread is designed to enable the U.K. Company to pay (a) its ongoing costs and expenses and those of the Jersey Subsidiary, (b) dividends to the Jersey Holding Company in an amount sufficient to enable it to pay its expenses and those of the Trust, and (c) the indemnity fee payable to the XYZ Affiliate. XYZ will have a reversionary income interest in the Distribution Trust after the occurrence of any Exchange Event.

         The USLLC. The USLLC is a Delaware limited liability company that is a wholly-owned subsidiary of XYZ. The USLLC will elect to be disregarded as an entity that is separate from its owner (i.e., XYZ) for United States Federal income tax purposes under U.S. Treasury Regulations Sections 301.7701-1 through -3. The USLLC will be managed by a Board of Directors pursuant to a limited liability company agreement. XYZ will have the right to appoint, remove or replace any director and to increase or decrease the number of directors provided that the number of directors shall be at least two.

         Upon receiving the proceeds of the Distribution Loan, the USLLC will make the XYZ Loan to the XYZ Borrower. The XYZ Loan will be the only asset, and interest thereon will be the only source of revenue, of the USLLC. The XYZ Loan will mature five years after the maturity date of the Debt Securities on ________, 2052. Interest on the XYZ Loan will accrue from the Issue Date and be due and payable on each Interest Payment Date at a per annum rate determined as of ________ of each year by the Board of Directors of the USLLC (each such rate shall equal the sum of the interest rate on the Distribution Loan plus a spread designed to enable the USLLC to pay the interest on the Distribution Loan due on such date, net of any deduction or withholding for any taxes, duties or other charges).

         On each Interest Payment Date, (i) if no Payment Prohibition exists, the XYZ Borrower will make an interest payment on the XYZ Loan to the USLLC;
(ii) out of such payment, the USLLC will make an interest payment on the Distribution Loan to the Distribution Trust; (iii) out of such payment, the Distribution Trust will distribute the Income Entitlements to the U.K. Company; and (iv) out of such distribution, if any, the U.K. Company will pay (a) interest on the Debt Securities to the Trust, (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary and (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company which will be used to pay ongoing expenses of the Jersey Holding Company and the Trust (pursuant to contractual arrangements between the Jersey Holding Company and the Trust) and (d) an indemnity fee to the XYZ Affiliate. On such Interest Payment Date (which will also be a Dividend Payment Date), The Bank of New York, as Administrator, will use all the interest received by the Trust on the Debt Securities to pay dividends on the Trust Securities.

         Under the terms of the XYZ Loan, no interest payment due thereunder shall be paid or payable by the XYZ Borrower on any Interest Payment Date if (i) an Exchange Event has occurred or will occur prior to such date, (ii) the amount of interest payable on such date, together with the aggregate amount of dividends paid on or before such date during the then current fiscal year of XYZ on any preference shares or ordinary shares of XYZ, would exceed XYZ's distributable profits or (iii) such payment would be prohibited or limited by applicable law or regulation or by any instruments or agreements to which XYZ is subject (collectively, the "Payment Prohibitions"). In the event a Payment Prohibition exists or will exist on any Interest Payment Date, XYZ will notify the Administrator no later than the third Business Day prior to such date.

TRUST DISSOLUTION

         The Trust will dissolve as soon as possible after the exchange of the Trust Securities for ADRs or cash, as the case may be, upon the occurrence of an Exchange Event.

                             INVESTMENT RESTRICTIONS

         The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than the Debt Securities and any distributions thereon; issue any securities or instruments except for the Trust Securities; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy that 100% of its portfolio be invested in Debt Securities and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust, except upon the occurrence of an Exchange Event.

                                  RISK FACTORS

NO ACTIVE PORTFOLIO MANAGEMENT

         It is a fundamental policy of the Trust that 100% of its portfolio be invested in the Debt Securities and any distributions thereon, and not to dispose of the Debt Securities during the term of the Trust, except upon the occurrence of an Exchange Event. The Trust will not be managed like a typical closed-end investment company.

ABSENCE OF TRADING HISTORY; MARKETABILITY; POSSIBILITY OF THE TRUST SECURITIES TRADING AT A DISCOUNT FROM NET ASSET VALUE

         The Trust Securities have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the Trust Securities may vary considerably prior to an Exchange Event due to, among other things, complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which XYZ's shares are traded and the market segment of which XYZ is a part and fluctuations in interest rates and rates of exchange between the [CURRENCY OF THE COUNTRY] and the U.S. dollar and other factors that are difficult to predict and beyond the Trust's control. Reference is made to the accompanying prospectus of XYZ.

         The Trust Securities are a new issue of securities and, accordingly, have no established trading market. The Underwriters currently intend, but are not obligated, to make a market in the Trust Securities. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the holders of the Trust Securities with liquidity of investment or that it will continue for the life of the Trust Securities. Application will be made to list the Trust Securities on the NYSE. There can be no assurance that such application will be accepted or that, if accepted, the Trust Securities will not later be delisted or that trading in the Trust Securities on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the Trust Securities on another national securities exchange or for quotation on another trading market. If the Trust Securities are not listed or traded on any securities exchange or trading market, or if trading of the Trust Securities is suspended, pricing information for the Trust Securities may be more difficult to obtain, and the price and liquidity of the Trust Securities may be adversely affected.

         The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the Trust Securities will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance.
Trust Securities are not subject to redemption.

LIMITED TERM

         The term of the Trust will expire as soon as possible after the exchange of the Trust Securities for ADRs or cash, as the case may be, upon the occurrence of an Exchange Event.

NON-DIVERSIFIED PORTFOLIO

         The Trust's assets will consist entirely of the Debt Securities and distributions thereon. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

LIMITED STOCKHOLDER RIGHTS

         Except as described below, holders of the Trust Securities will not be entitled to any rights with respect to the ADSs or the XYZ Preference Shares (including, without limitation, rights to receive any dividends or other distributions in respect thereof) until such time, if any, as the Trust shall have delivered the ADSs in exchange for Trust Securities upon the occurrence of an Exchange Event (unless the Exchange Event is the redemption of the XYZ Preference Shares for cash). In addition, the Trust as the holder of the Debt Securities, has no voting rights in relation to the U.K. Company.

         Each Trust Security will entitle the holder thereof to direct the exercise of the voting rights attaching to one ADS and two XYZ Preference Shares represented by one ADS. The holders of ADSs will be entitled to vote the XYZ Preference Shares represented thereby together with the holders of ordinary shares of XYZ, on the basis of one vote per share on any poll, (a) in all cases, with respect to certain matters described below and (b) after XYZ fails to pay
(i) in full on any Dividend Payment Date the accrued dividends in respect of the quarterly dividend period then ended or (ii) in full an optional dividend on the XYZ Preference Shares in an aggregate amount equal to the amount of interest not so received (an "Optional Dividend") within three Business Days after the date on which such Exchange Event occurred and until the earlier of (x) the first Dividend Payment Date thereafter as of which XYZ has paid in full four consecutive quarterly dividends on the XYZ Preference Shares and (y) the date as of which XYZ has paid a special dividend on the XYZ Preference Shares in an amount equal to four quarterly dividend payments, with respect to all matters on which the holders of the ordinary shares of XYZ are entitled to vote. In addition, the holders of ADSs will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the ADSs or the XYZ Preference Shares. As long as the ADSs are owned by the Jersey Subsidiary, the Jersey Subsidiary will, or will direct the Collateral Agent to, vote the XYZ Preference Shares as directed by the holders of the Trust Securities.

YEAR 2000 NONCOMPLIANCE

         Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly address this problem prior to January 1, 2000. The Trust has sought assurances from its service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Trust will continue to monitor the situation. At this time, however, no assurance can be given that the Trust's service providers have anticipated every step necessary to avoid any adverse effect on the Trust attributable to the Year 2000 Problem.

                       DESCRIPTION OF THE TRUST SECURITIES

         Each Trust Security represents a proportionate share of beneficial interest in the Trust, and a total of _________ Trust Securities will be issued in the Offerings, assuming no exercise of the Underwriters' over-allotment options. Upon liquidation of the Trust, holders of Trust Securities are entitled to share pro rata based on the number of Trust Securities outstanding in the net assets of the Trust available for distribution. Holders of Trust Securities have no preemptive, redemption or conversion rights. The Trust Securities, when issued and outstanding, will be fully paid and nonassessable.

VOTING RIGHTS

         Holders are entitled to one vote for each Trust Security on all matters to be voted on by holders and are not able to cumulate their votes in the election of Trustees. The Trust intends to hold annual meetings as required by the rules of the NYSE. The holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding Trust Securities, to remove a Trustee. The Trustees will call a meeting of holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the Trust Securities or to vote on other matters upon the written request of the record holders of more than 50% of the Trust Securities (unless substantially the same matter was voted on during the preceding 12 months).

         Each Trust Security will entitle the holder thereof to direct the exercise of the voting rights attaching to one ADS and two XYZ Preference Shares. The holders of ADSs will be entitled to vote together with the holders of ordinary shares of XYZ, on the basis of one vote per share on any poll, (a) in all cases, with respect to certain matters specified below and (b) after XYZ fails to pay (i) in full on any Dividend Payment Date the accrued dividends in respect of the quarterly dividend period then ended or (ii) if an Exchange Event occurs due to the failure of the Trust to receive for any reason on or within three Business Days after an Interest Payment Date the interest then due on the Debt Securities in full without deduction or withholding for any taxes, duties or other charges, in full an Optional Dividend on the XYZ Preference Shares within three Business Days after the date on which such Exchange Event occurred and until the earlier of (x) the first Dividend Payment Date thereafter as of which XYZ has paid in full four consecutive quarterly dividends on the XYZ Preference Shares and (y) the date as of which XYZ has paid a special dividend on the XYZ Preference Shares in an amount equal to four quarterly dividend payments, with respect to all matters on which the holders of the ordinary shares of XYZ are entitled to vote. The matters referred to in clause (a) of the preceding sentence upon which the holders of XYZ Preference Shares will have a right to vote, together with the holders of ordinary shares of XYZ, are: any proposal to reduce the share capital of XYZ; any resolution to approve the terms of a share buy-back arrangement; any proposal that affects the rights attached to the XYZ Preference Shares; any proposal to wind up XYZ; any proposal for the disposal of the whole of the property, business and undertaking of XYZ; and any matter during the winding up of XYZ. In addition, the holders of ADSs will have the right to vote separately as a class in certain circumstances involving a variation of the rights of holders of the ADSs or the XYZ Preference Shares. As long as the ADSs are held by the Jersey Subsidiary, the Jersey Subsidiary will, or will direct the Collateral Agent and the ADR depositary to, vote the XYZ Preference Shares as directed by the holders of the Trust Securities.

         Modifications and amendments of the terms of the Trust Securities, the Debt Securities and the Jersey Preference Shares may be made with the consent of not less than a majority of the holders of the Trust Securities; provided that, no such modification or amendment may, without the consent of 100% of the holders of the Trust Securities, change the amount or timing of any dividend on the Trust Securities, the amount or timing of interest payments on the Debt Securities, the liquidation preference of the Jersey Preference Shares, the redemption amount of the Debt Securities and the Jersey Preference Shares or otherwise adversely affect the foregoing terms. Modifications and amendments may be made without the consent of any holder of the Trust Securities to cure any ambiguity, defect or inconsistency in the Declaration of Trust or any instrument defining the terms of the Trust Securities, the Debt Securities and the Jersey Preference Shares, provided that, such action will not adversely affect in any material respect the interests of the holders of the Trust Securities.

RESTRICTIONS ON OWNERSHIP AND TRANSFER

         Generally, under the [COUNTRY] Corporations Law, the concept of voting share does not include certain types of preference shares with limited voting rights. Because holders of the XYZ Preference Shares have been conferred a right to vote following a missed dividend, the XYZ Preference Shares will be treated as voting shares for relevant purposes. Therefore, a person with an entitlement to XYZ Preference Shares, including holders of Trust Securities, should consider this entitlement with any entitlement to other voting shares in XYZ in the context of the regulatory thresholds summarized below and seek appropriate legal advice.

         In summary, under the [COUNTRY] Corporations Law, a person or group of persons cannot acquire voting shares in a public company if that person or group of persons or another person would then be "entitled" (which is defined very broadly) to more than 20% of the voting shares in XYZ unless those shares are acquired in a manner specifically permitted by law. This restriction also limits the options available to a shareholder wanting to sell a shareholding of more than 20% in an [COUNTRY] public company. The [COUNTRY] Corporations Law also imposes certain substantial shareholding disclosure obligations on persons who are or become "entitled" to 5% or more of the voting shares in a company listed on the [COUNTRY] Stock Exchange, such as XYZ.

BOOK-ENTRY SYSTEM

         The Trust  Securities  will be issued in the form of one or more global
securities  (the  "Global   Securities")   deposited  with  the  Depository  and
registered in the name of a nominee of the Depository.

         The Depository has advised the Trust and the  Underwriters  as follows:
The Depository is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended. The Depository was created to hold securities of persons who have accounts with the Depository ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depository's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

         Upon the issuance of a Global Security, the Depository or its nominee will credit the respective Trust Securities represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depository or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

         So long as the Depository for a Global Security, or its nominee, is the registered owner of such Global Security, such Depository or such nominee, as the case may be, will be considered the sole owner or holder of the Trust Securities. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the Trust Securities registered in their names and will not receive or be entitled to receive physical delivery of the Trust Securities in definitive form and will not be considered the owners or holders thereof.

         Delivery of ADSs or payment of amounts or delivery of other consideration deliverable on exchange of, and any quarterly distributions on, Trust Securities registered in the name of or held by the Depository or its nominee will be made to the Depository or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Administrator, the Paying Agent or the Custodian for the Trust Securities will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

         The Trust expects that the Depository, upon receipt of any payment in respect of a Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in such Global Security as shown on the records of the Depository. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers registered in "street name," and will be the responsibility of such participants.

         A Global Security may not be transferred except as a whole by the Depository to a nominee or a successor of the Depository. If the Depository is at any time unwilling or unable to continue as depository and a successor depository is not appointed by the Trust within ninety days, the Trust will issue Trust Securities in definitive registered form in exchange for the Global Security representing such Trust Securities. In addition, the Trust may at any time and in its sole discretion determine not to have any Trust Securities represented by one or more Global Securities and, in such extent, will issue Trust Securities in definitive form in exchange for all of the Global Securities representing the Trust Securities. Further, if the Trust so specifies with respect to the Trust Securities, an owner of a beneficial interest in a Global Security representing Trust Securities may, on terms acceptable to the Trust and the Depository for such Global Security, receive Trust Securities in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of Trust Securities represented by such Global Security equal in number to that represented by such beneficial interest and to have such Trust Securities registered in its name.

                                    TRUSTEES

         The Trustees of the Trust consist of three individuals, none of whom is an "interested person" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

         The Trustees of the Trust are:


                                                           PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS                     TITLE           DURING PAST FIVE YEARS
---------------------                     -----           ----------------------

Donald J. Puglisi, 52............    Managing Trustee      Professor of Finance
Department of Finance                                     University of Delaware
University of Delaware
Newark, DE 19716

William R. Latham III, 53........        Trustee          Professor of Economics
Department of Economics                                   University of Delaware
University of Delaware
Newark, DE 19716

James B. O'Neill, 58.............        Trustee          Professor of Economics
Center for Economic                                       University of Delaware
Education & Entrepreneurship
University of Delaware
Newark, DE 19716


COMPENSATION OF TRUSTEES

         The annual fees and anticipated out-of-pocket expenses of each unaffiliated Trustee and any additional fees of the Trust's Managing Trustee will be paid by the Jersey Holding Company (pursuant to a contractual arrangement between it and the Trust). The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

                            MANAGEMENT ARRANGEMENTS

PORTFOLIO MANAGEMENT AND ADMINISTRATION

         The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will consist only of US$______ aggregate principal amount of Debt Securities (US$________ aggregate principal amount of Debt Securities if the Underwriters' over-allotment options are exercised in full), and any distributions thereon, and will not be actively managed. The Trustees of the Trust will authorize the purchase of the Debt Securities as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Debt Securities may not be disposed of during the term of the Trust, except upon the occurrence of an Exchange Event.

         [Merrill Lynch & Co., Inc.] will pay all expenses incurred in the Trust's formation and other initial expenses and expenses relating to the Offerings and will be reimbursed (x) in part by the U.K. Company from the facility fee to be paid to the U.K. Company by the Distribution Trust as an Income Entitlement and (y) in part by the Trust from the facility fee to be paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. Anticipated ongoing expenses of the Trust such as accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Administrator, the Custodian and the Paying Agent, expenses of registering the Trust Securities under Federal and state securities laws, Commission fees, fees and expenses of Trustees, accounting costs, brokerage costs, litigation, mailing and other expenses properly payable by the Trust will be paid by the Jersey Holding Company pursuant to a contractual arrangement between them. Any unanticipated operating expenses of the Trust may be paid by the XYZ Affiliate. See "--Estimated Expenses."

         Administrator. The day-to-day affairs of the Trust will be managed by The Bank of New York, as the Administrator pursuant to an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on Trust Securities as described herein; (iv) cause the legal and other professional advisors engaged by it to prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents for the Trust, and keep all books and records for the Trust; (v) at the direction of the Trustees, and upon being furnished with reasonable security and indemnity as the Administrator may require, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make, or cause to be made, all necessary arrangements with respect to meetings of Trustees and any meetings of holders of Trust Securities. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with the occurrence of an Exchange Event).

         The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

         Except for its roles as Administrator, Custodian and Paying Agent of the Trust, and except for its role as Collateral Agent under the Security and Pledge Agreement and as depositary for the ADRs, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

         The address of the Administrator is 101 Barclay Street, New York, New York 10286.

CUSTODIAN

         The Trust's custodian (the "Custodian") is The Bank of New York pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. The Custodian will also act as Collateral Agent under the Security and Pledge Agreement, under which it will hold a perfected security interest in the ADSs, the Jersey Preference Shares or other assets consistent with the terms of the securities pledged thereunder, and as depositary for the ADRs.

PAYING AGENT

         The paying agent, transfer agent and registrar (the "Paying Agent") for the Trust Securities is The Bank of New York pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

         The Trust will, to the fullest extent permitted by applicable law, indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss which it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, and any reasonable expense incurred in connection with any such claim, liability or loss (including the reasonable costs and expenses of the defense against any claim or liability) except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties. Subject to the satisfaction of certain conditions, the XYZ Affiliate will reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian.

ESTIMATED EXPENSES

         Organization costs of the Trust in the amount of $________ and estimated costs of the Trust in connection with the initial registration of the Trust Securities and the Offerings in the amount of approximately $________ will be paid by the Trust with the facility fee paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. Dividends received by the Jersey Holding Company on the voting shares of the U.K. Company will be used to pay, among other things, the anticipated ongoing expenses of the Trust. Any unanticipated operating expenses of the Trust may be paid by the XYZ Affiliate.

                           DIVIDENDS AND DISTRIBUTIONS

         The Trust intends to distribute to holders dividend distributions in an amount equal to US$___ per Trust Security per annum, payable quarterly in arrears in an amount equal to US$___ per Trust Security on each Dividend Payment Date to holders of record on the immediately preceding Record Date. The first distribution in respect of the period from and including the Issue Date to but excluding ________, 1998 will equal US$___ per Trust Security.

         Dividend payments on the Trust Securities will be made from the interest payments received by the Trust on the Debt Securities. Interest payments on the Debt Securities will be made from distributions received by the U.K. Company as income beneficiary entitled to Income Entitlements from the Distribution Trust. The U.K. Company's right to receive Income Entitlements will not represent an absolute ownership interest in the Distribution Trust or the income thereof, but rather an entitlement to receive interest payments on the Distribution Loan only to the extent actually distributed to the U.K. Company by the Distribution Trust; if any Income Entitlement payable on any Interest Payment Date is not paid to the U.K. Company or at its direction on such date for any reason, the Distribution Trust will have no further obligation to pay such Income Entitlement to the U.K. Company. See "Investment Objective and Policies--Intervening Vehicles."

         On each Interest Payment Date, (i) if no Payment Prohibition exists, the XYZ Borrower will make an interest payment on the XYZ Loan to the USLLC;
(ii) out of such payment, the USLLC will make an interest payment on the Distribution Loan to the Distribution Trust; (iii) out of such payment, the Distribution Trust will distribute the Income Entitlements to the U.K. Company; and (iv) out of such distribution, if any, the U.K. Company will pay (a) interest on the Debt Securities to the Trust, (b) ongoing costs and expenses of the U.K. Company and the Jersey Subsidiary, (c) quarterly dividend payments on the U.K. Company's voting shares to the Jersey Holding Company, which will be used to pay ongoing expenses of the Jersey Holding Company and the Trust (pursuant to contractual arrangements between the Jersey Holding Company and the Trust) and (d) an indemnity fee to the XYZ Affiliate. On such Interest Payment Date (which will also be a Dividend Payment Date), the Administrator of the Trust will use all the interest received by the Trust on the Debt Securities to pay dividends on the Trust Securities.

                                 NET ASSET VALUE

         The net asset value of the Trust Securities will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of Trust Securities outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to holders and at such other times as the Trustees may determine. The value of the Debt Securities held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them.

             CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

         The following summary of certain United States Federal income tax consequences of the purchase, ownership and disposition of Trust Securities is based upon the advice of Sullivan & Cromwell, counsel to XYZ. The summary addresses only the tax consequences to persons that acquire Trust Securities in connection with the Offerings and hold the Trust Securities as a capital asset. It does not address all tax consequences of the ownership of Trust Securities and does not take into account the specific circumstance of investors such as tax-exempt entities, banks, certain insurance companies, broker dealers, traders in securities that elect to mark to market, investors liable for the alternative minimum tax, investors that hold Trust Securities as part of a straddle or hedging or conversion transaction or investors whose functional currency is not the U.S. dollar. The summary is based on the Internal Revenue Code of 1986, as amended, its legislative history, existing and proposed regulations thereunder, published rulings and court decisions as well as the income tax treaty between the United States and [COUNTRY] (the "Treaty") all of which are subject to change possibly with retroactive effect.

         PROSPECTIVE  INVESTORS  ARE  ADVISED  TO  CONSULT  WITH  THEIR  OWN TAX
ADVISORS AS TO THE UNITED STATES FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP AND DISPOSITION OF TRUST SECURITIES, AS WELL AS THE EFFECT OF ANY STATE, LOCAL OR FOREIGN TAX LAWS.

U.S. HOLDERS

         A "U.S. Holder" is any beneficial owner of Trust Securities that is (i) a citizen or resident of the United States, (ii) a domestic corporation, (iii) an estate the income of which is subject to United States Federal income tax without regard to its source, or (iv) a trust if a court within the United States is able to exercise primary supervision over administration of the trust and one or more United States persons having authority to control all substantial decisions of the trust. A "Non-U.S. Holder" is any beneficial owner that is not a United States person for United States Federal income tax purposes.

         CLASSIFICATION OF THE TRUST AND THE DEBT SECURITIES AND DISTRIBUTIONS ON TRUST SECURITIES. For United States federal income tax purposes the Trust will be classified as a grantor trust and not as an association taxable as a corporation, and the Debt Securities held by the Trust will be treated as equity in XYZ. Accordingly, for United States Federal income tax purposes, each U.S. Holder generally will be treated as owning equity of XYZ and will be required to include in income, as a dividend, the holder's share of the gross amount of the interest paid to the Trust on the Debt Securities to the extent of the current and accumulated earnings and profits (as determined for United States Federal income tax purposes) of XYZ. For foreign tax credit limitation purposes the payments will be income from sources without the United States, but generally will be treated separately, together with the other items of "passive income" (or in the case of certain holders, "financial services income").

         SALE OF THE TRUST SECURITIES. Upon a sale or other disposition of the Trust Securities (including generally the receipt of a distribution of cash in redemption of all of a U.S. Holder's Trust Securities), a U.S. Holder will recognize gain or loss in an amount equal to the difference between the amount realized and the U.S. Holder's adjusted tax basis. Generally, such gain or loss will be capital gain or loss and will be long-term capital gain or loss if the U.S. Holder's holding period exceeds one year. Any such gain will be income from sources within the United States for foreign tax credit limitations purposes. Long-term capital gain of a non-corporate U.S. Holder is generally subject to a maximum tax rate of 28% in respect of property with a holding period of more than one year and to a maximum tax rate of 20% in respect of property with a holding period in excess of 18 months.

         CONSEQUENCES OF AN EXCHANGE EVENT. As described above under "Investment Objective and Policies--Exchange Event" upon the occurrence of an Exchange Event, the Trust will distribute ADSs or, under certain circumstances, cash to holders of Trust Securities in exchange for their Trust Securities and in liquidation of the Trust. A U.S. Holder's exchange of Trust Securities for ADSs generally will not be a taxable event for United States Federal income tax purposes. A U.S. Holder's basis in the ADSs received upon exchange will generally be the same as the U.S. Holder's basis in the property exchanged therefor and such holder's holding period in the ADSs would include their holding period in such property.

         Upon the occurrence of certain Exchange Events, holders of the Trust Securities may receive cash. For U.S. federal income tax purposes such receipt of cash would constitute a taxable disposition of the Trust Securities and a U.S. Holder would generally recognize gain or loss in the same manner if there had been a sale or disposition as described under "--Sale of the Trust Securities" above.

ADSS RECEIVED IN AN EXCHANGE EVENT

         DISTRIBUTIONS ON THE ADSS. U.S. Holders will include in gross income the gross amount of any dividend paid including Additional Amounts (as defined and described in the accompanying prospectus of XYZ), if any, before reduction for [COUNTRY] withholding taxes by XYZ, out of its current or accumulated earnings and profits (as determined for U.S. federal income tax purposes) as ordinary income when the dividend is actually or constructively received by the U.S. Holder. The dividend will not be eligible for the dividends received deduction generally allowed to United States corporations in respect of dividends received from other United States corporations. The amount of the dividend distribution includible in income of a U.S. Holder will be the U.S. dollar value of the [CURRENCY OF THE COUNTRY] payments made, determined at the spot [CURRENCY OF THE COUNTRY]/U.S. dollar rate on the date such dividend distribution is includible in the income of the U.S. Holder, regardless of whether the payment is in fact converted into U.S. Dollars. Generally, any gain or loss resulting from currency exchange fluctuations during the period from the date the dividend payment is includible in income to the date such payment is converted into U.S. dollars will be treated as ordinary income or loss. Such gain or loss will generally be income from sources within the United States for foreign tax credit limitation purposes.

         Subject to certain limitations, the [COUNTRY] tax withheld, if any, in accordance with the Treaty and paid over to [COUNTRY] will be creditable against the U.S. Holder's United States federal income tax liability. For foreign tax credit limitation purposes, the dividend will be income from sources without the United States, but generally will be treated separately, together with the other items of "passive income" (or in the case of certain holders "financial services income").

         SALE OR OTHER DISPOSITION OF ADSS. A U.S. Holder will recognize gain or loss for U.S. federal income tax purposes upon the sale or other disposition of ADSs in an amount equal to the difference between the U.S. dollar value of the amount realized and the U.S. Holder's adjusted tax basis (determined in U.S. dollars) in the ADSs. Generally, such gain will be capital gain or loss, will be long-term capital gain or loss if the U.S. Holder's holding period for the ADSs exceeds one year and any such gain will be income from sources within the United States for foreign tax credit limitations purposes. Long-term capital gain of a non-corporate U.S. Holder is generally subject to a maximum tax rate of 28% in respect of property with a holding period of more than one year and to a maximum tax rate of 20% in respect of property with a holding period in excess of 18 months.

PFIC CONSIDERATIONS

         XYZ does not believe that it will be treated as a passive foreign investment company (a "PFIC") for United States Federal income tax purposes but that is a factual determination made annually and therefore may be subject to change. Because a U.S. Holder of Trust Securities will be treated as owning an equity interest in XYZ for United States Federal income tax purposes, if XYZ were a PFIC a U.S. Holder of Trust Securities as well as a holder of ADSs would be subject to certain adverse tax consequences.

NON-U.S. HOLDERS

         DISTRIBUTIONS ON THE TRUST SECURITIES AND ADSS. Distributions to a Non-U.S. Holder will not be subject to United States Federal income tax unless such distributions are effectively connected with the conduct of a trade or business within the United States by such Non-U.S. Holder (and are attributable to a permanent establishment maintained in the United States by such Non-U.S. Holder, if an applicable income tax treaty so requires as a condition for such Non-U.S. Holder to be subject to United States taxation on a net income basis in respect of income from Trust Securities or ADSs), in which case such Non-U.S. Holder generally will be subject to tax in respect of distributions in the same manner as a U.S. Holder. Any such effectively connected distributions received by a non-U.S. corporation may also, under certain circumstances, be subject to an "additional branch profits" tax at a 30% rate of such lower rate as may be specified by an applicable income tax treaty.

         SALE OR DISPOSITION OF THE TRUST SECURITIES AND ADSS. A Non-U.S. Holder will not be subject to United States Federal income tax in respect of gain recognized on a sale or other disposition of Trust Securities or ADSs unless (i) the gain is effectively connected with a trade or business of the Non-U.S. Holder in the United States (and is attributable to a permanent establishment maintained in the United States by such Non-U.S. Holder, if an applicable income tax treaty so requires as a condition for such Non-U.S. Holder to be subject to United States taxation on a net income basis in respect of gain from the sale or other disposition of the Trust Securities or ADSs) or (ii) in the case of a Non-U.S. Holder who is an individual, such holder is present in the United States for 183 or more days in the taxable year of the sale and certain other conditions apply. Effectively connected gains realized by a corporate Non-U.S. Holder may also, under certain circumstances, be subject to an additional "branch profits tax" at a 30% rate or such lower rate as may be specified by an applicable income tax treaty.

         INFORMATION REPORTING AND BACKUP WITHHOLDING TAX. In general, information reporting requirements will apply to payments of dividends made within the United States by the Trust or any of its paying agents on the Trust Securities or, in the case of ADSs, by a U.S. paying agent or other U.S. intermediary and "backup withholding" at a rate of 31% will apply to such payments (other than dividends paid before December 31, 1999) made to a U.S. Holder (other than a corporation or other exempt U.S. Holder) unless the U.S. Holder furnishes its taxpayer identification number in the manner required by United States law and applicable regulations, certifies that such number is correct, certifies as to no loss or exemption from backup withholding and meets certain other conditions. A Non-U.S. Holder will be exempt from back-up withholding provided that certain certification requirements are satisfied.

         Payment of the proceeds from the disposition of Trust Securities or ADSs to or through the United States office of a broker is subject to both information reporting and backup withholding unless the holder establishes an exemption from information reporting and backup withholding. United States information reporting and backup withholding generally will not apply to a payment made outside the United States of the proceeds of a sale of Trust Securities or ADSs through an office outside the United States of a non-United States broker. However, United States information reporting will apply to a payment made outside the United States of the proceeds of a sale of Trust Securities or ADSs through an office outside the United States of a broker (i) that is a United States person, (ii) that derives 50% or more of its gross income for a specified three year period from the conduct of a trade or business in the United States, (iii) that is a "controlled foreign corporation" as to the United States, or (iv) with respect to payments made after December 31, 1999, that is a foreign partnership if, at any time during its tax year, one or more of its partners are U.S. persons (as defined in U.S. Treasury Regulations) who in the aggregate hold more than 50% of the income or capital interest in the partnership or if, at any time during its tax year, such foreign partnership is engaged in a United States trade of business, unless the broker has documentary evidence in its files that the holder or beneficial owner is not a United States person or the holder or beneficial owner otherwise establishes an exemption. Backup withholding will not apply to such payments unless the broker has actual knowledge that the payee is a U.S. person.

         Any amounts withheld from a holder under the backup withholding rules will be allowed as a refund or a credit against such holder's United States federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

                                  UNDERWRITING

         Subject to the terms and conditions set forth in a purchase agreement (the "U.S. Purchase Agreement"), the Trust has agreed to sell to each of the underwriters named below (the "U.S. Underwriters"), and each of the U.S. Underwriters, for whom Merrill Lynch, Pierce, Fenner & Smith Incorporated and _________________________ are acting as representatives (the "U.S. Representatives"), has severally agreed to purchase, the aggregate number of Trust Securities set forth opposite its name below:

                                                                NUMBER OF
               U.S. UNDERWRITER                              TRUST SECURITIES
               ----------------                              ----------------

     Merrill Lynch, Pierce, Fenner & Smith
             Incorporated.......................
                                                              --------------
             Total..............................
                                                              ==============

         The Trust has also entered into a purchase agreement (the "International Purchase Agreement" and, together with the U.S. Purchase Agreement, the "Purchase Agreements") with Merrill Lynch International and _______________, acting as lead managers (the "Lead Managers"), and certain other underwriters outside the United States and Canada (the "International Managers" and, together with the U.S. Underwriters, the "Underwriters"). Subject to the terms and conditions set forth in the International Purchase Agreement, the Trust has agreed to sell to the International Managers, and the International Managers have severally agreed to purchase, an aggregate of ___________ Trust Securities.

         In each Purchase Agreement, the Underwriters named therein have agreed, subject to the terms and conditions set forth in such Purchase Agreement, to purchase all of the Trust Securities being sold pursuant to such Purchase Agreement if any of the Trust Securities being sold pursuant to such Purchase Agreement are purchased. Under certain circumstances, under the Purchase Agreements, the commitments of non-defaulting Underwriters may be increased. Each Purchase Agreement provides that the Trust is not obligated to sell, and the Underwriters named therein are not obligated to purchase, the Trust Securities under the terms of the Purchase Agreement unless all of the Trust Securities to be sold pursuant to the Purchase Agreements are contemporaneously sold. In the event of a failure to close, any funds debited from any investor's account maintained with an Underwriter will be credited to such account and any funds received by such Underwriter by check or money order from any investor will be returned to such investor by check.

         The U.S. Representatives have advised the Trust that the U.S. Underwriters propose to offer the Trust Securities offered hereby in the U.S. Offering to the public initially at the public offering price set forth on the cover page of this Prospectus and to certain dealers at such price less a concession not in excess of $________ per Trust Security. The U.S. Underwriters may allow, and such dealers may reallow, a discount not in excess of $________ per Trust Security to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. The sales load of $________ per Trust Security is equal to ____% of the initial public offering price. Investors must pay for any Trust Securities purchased in the initial public offering on or before ___________________, 1998.

         The  initial   public   offering  price  per  Trust  Security  and  the
underwriting discount per Trust Security are identical for both Offerings.

         The Trust has granted the U.S. Underwriters and the International Managers options to purchase up to an additional _____ and _____ Trust Securities , respectively, (subject to decrease pro rata by the number of Trust Securities resulting from the split of the initial Trust Securities described below) at the initial public offering price, less the underwriting discount. Such options, which will expire 30 days after the date of this Prospectus, may be exercised solely to cover over-allotments. To the extent that the Underwriters exercise such options, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase from the Trust approximately the same percentage of the option shares that the number of shares to be purchased initially by that Underwriter is of the __________ Trust Securities initially purchased by the Underwriters.

         In view of the fact that the proceeds of the sale of the Trust Securities will ultimately be invested in ADSs representing the XYZ Preference Shares, each Purchase Agreement provides that the Trust and XYZ will pay, as compensation to the Underwriters, an amount in immediately available funds $___ per Trust Security.

         The Trust has been informed that the Underwriters have entered into an agreement (the "Intersyndicate Agreement") providing for the coordination of their activities. Pursuant to the Intersyndicate Agreement, the U.S. Underwriters and the International Managers are permitted to sell Trust Securities to each other for purposes of resale at the initial public offering price, less an amount not greater than the selling concession.

         The Trust has been informed that, under the terms of the Intersyndicate Agreement, the U.S. Underwriters and any dealer to whom they sell Trust Securities will not offer to sell or resell Trust Securities to persons who are non-U.S. or non-Canadian persons or to persons they believe intend to resell to person who are non-U.S. or non-Canadian persons, and the International Managers and any bank, broker or dealer to whom they sell Trust Securities will not offer to sell or resell Trust Securities to U.S. persons or to Canadian persons or to persons they believe intend to resell to U.S. persons or to Canadian persons, except in the case of transactions pursuant to the Intersyndicate Agreement which, among other things, permits the Underwriters to purchase from each other and offer for resale such number of Trust Securities as the selling Underwriter or Underwriters and the purchasing Underwriter or Underwriters may agree.

         The Underwriters do not intend to confirm sales of Trust Securities offered hereby to any accounts over which they exercise discretionary authority.

         Prior to the Offerings, there has been no public market for the Trust Securities. Application will be made to list the Trust Securities on the NYSE. In connection with the listing, the Underwriters will undertake that sales of Trust Securities will meet the NYSE's minimum distribution standards.

         In view of the fact that the proceeds of the sale of the Trust Securities will ultimately be invested in ADSs representing the XYZ Preference Shares, the Trust and XYZ have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriters may be required to make in respect thereof.

         In connection with the formation of the Trust, ______________, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, subscribed for and purchased 4,000 Trust Securities for a purchase price of $100,000.

         Until the distribution of the Trust Securities is completed, rules of the Commission may limit the ability of the Underwriters and any selling group members to bid for and purchase the Trust Securities. As an exception to these rules, the U.S. Representatives are permitted to engage in certain transactions that stabilize the price of the Trust Securities. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the Trust Securities.

         If the Underwriters create a short position in the Trust Securities in connection with the Offerings, i.e., if they sell more Trust Securities than are set forth on the cover page of this Prospectus, the U.S. Representatives may reduce that short position by purchasing Trust Securities in the open market. The U.S. Representatives may also elect to reduce any short position by exercising all or part of the over-allotment options described above.

         The U.S. Representatives may also impose a penalty bid on certain Underwriters and selling group members. This means that if the U.S. Representatives purchase Trust Securities in the open market to reduce the Underwriters' short position or to stabilize the price of the Trust Securities, they may reclaim the amount of the selling concession from the Underwriters and any selling group members who sold those Trust Securities as part of the Offerings.

         In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

         Neither the Trust nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Trust Securities. In addition, neither the Trust nor any of the Underwriters makes any representation that the U.S. Representatives will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

         Certain of the Underwriters render investment banking and other financial services to XYZ from time to time.

                                  LEGAL MATTERS

         Certain legal matters will be passed upon for the Trust and the Underwriters by their counsel, Brown & Wood LLP, New York, New York. Certain matters of Delaware law will be passed upon for the Trust by Richards, Layton & Finger P.A., Wilmington, Delaware, special Delaware counsel to the Trust.

                                     EXPERTS

         The statement of assets, liabilities and capital included in this Prospectus has been audited by _________________, independent auditors, as stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.

                             ADDITIONAL INFORMATION

         The Trust has filed with the Commission, Washington, D.C. 20549, a Registration Statement on Form N-2 under the Securities Act with respect to the Trust Securities offered hereby. Further information concerning the Trust Securities and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, such as the Trust, that file electronically with the Commission.

                          INDEPENDENT AUDITORS' REPORT

         To the Board of Trustees and Shareholder of XYZ Exchangeable  Preferred
Trust:

         We have audited the accompanying statement of assets, liabilities and capital of XYZ Exchangeable Preferred Trust as of ____________, 1998. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

         In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of XYZ Exchangeable Preferred Trust, as of ____________, 1998 in conformity with generally accepted accounting principles.

New York, New York
_________________, 1998

                        XYZ EXCHANGEABLE PREFERRED TRUST
                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
                                     , 1998


                                     ASSETS

Cash                                                                    $100,000

   Total Assets....................................................     $100,000
                                                                        ========
                                   LIABILITIES

Total Liabilities..................................................     $    0
                                                                        ========
NET ASSETS.........................................................     $100,000
                                                                        ========
                                     CAPITAL

 ____  Trust  Securities,  par  value  $.10 per Trust  Security;
4,000  Trust  Securities  issued  and outstanding (Note 3)              $100,000
                                                                        ========

----------
(1) The Trust was created as a Delaware business trust on __________, 1998 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the U.S. Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the Trust will be paid by [Merrill Lynch & Co., Inc.] which will be reimbursed by the Trust with amounts from the facility fee paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities. The anticipated ongoing administrative and other expenses of the Trust will be paid by the Jersey Holding Company. Any unanticipated expenses of the Trust may be paid by the XYZ Affiliate.

(2) Offering expenses will be payable upon completion of the Offerings and will be paid by [Merrill Lynch & Co., Inc.] which will be reimbursed
         (x) in part by the U.K. Company from the facility fee to be paid to the U.K. Company by the Distribution Trust as an Income Entitlement and (y) in part by the Trust from amounts from the facility fee to be paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities.

(3) On __________, 1998, the Trust issued 4,000 Trust Securities to ____________________, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, in consideration for a purchase price of $100,000.

--------------------------------------------------------------------------------
  THE FOLLOWING PROSPECTUS OF [NAME] IS ATTACHED AND DELIVERED FOR CONVENIENCE
    OF REFERENCE ONLY. THE PROSPECTUS OF [NAME] DOES NOT CONSTITUTE A PART OF
     THE FOREGOING PROSPECTUS OF XYZ EXCHANGEABLE PREFERRED TRUST, NOR IS IT
                       INCORPORATED BY REFERENCE THEREIN.


--------------------------------------------------------------------------------

                                [XYZ Prospectus]













                                [To be provided.]

======================================================================  ============================================================

NO DEALER,  SALESPERSON  OR OTHER  INDIVIDUAL HAS BEEN  AUTHORIZED TO
GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN  THOSE
CONTAINED  IN  THIS   PROSPECTUS  IN  CONNECTION  WITH  THE  OFFERING                           TRUST SECURITIES
DESCRIBED   HEREIN  AND,  IF  GIVEN  OR  MADE,  SUCH  INFORMATION  OR
REPRESENTATIONS  MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY
THE TRUST OR THE  UNDERWRITERS.  THIS  PROSPECTUS DOES NOT CONSTITUTE                           XYZ EXCHANGEABLE
AN  OFFER  TO  SELL,  OR A  SOLICITATION  OF AN  OFFER  TO  BUY,  ANY                           PREFERRED TRUST
SECURITIES OTHER THAN THOSE  SPECIFICALLY  OFFERED HEREBY,  OR OF ANY
SECURITIES  OFFERED HEREBY, IN ANY JURISDICTION TO ANY PERSON TO WHOM
IT  IS   UNLAWFUL   TO  MAKE  AN  OFFER  OR   SOLICITATION   IN  SUCH
JURISDICTION.  NEITHER THE DELIVERY OF THIS  PROSPECTUS  NOR ANY SALE
MADE   HEREUNDER   SHALL,   UNDER  ANY   CIRCUMSTANCES,   CREATE  ANY
IMPLICATION  THAT  THERE HAS BEEN NO CHANGE IN THE FACTS SET FORTH IN
THIS  PROSPECTUS OR IN THE AFFAIRS OF THE TRUST SINCE THE DATE HEREOF
OR SINCE THE DATES AS OF WHICH  INFORMATION  IS SET FORTH HEREIN.  IN
THE EVENT  THAT ANY SUCH  CHANGE  SHALL  OCCUR  DURING  THE PERIOD IN
WHICH  APPLICABLE  LAW  REQUIRES  DELIVERY OF THIS  PROSPECTUS,  THIS
PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.

                         ----------------                                                           ________________

                                                                                                       PROSPECTUS

                         TABLE OF CONTENTS                                                          ________________
                                                               PAGE
                                                               ----

Prospectus Summary...........................................    3
Fee Table....................................................    8
Structural Diagram...........................................    9
The Trust....................................................   10
Use of Proceeds and Collateral Arrangements..................   10
Investment Objective and Policies............................   11
Investment Restrictions......................................   14                             MERRILL LYNCH & CO.
Risk Factors.................................................   15
Description of the Trust Securities..........................   16                                [CO-MANAGERS]
Trustees.....................................................   18
Management Arrangements......................................   19
Dividends and Distributions..................................   21
Net Asset Value..............................................   21                                   , 1998
Certain United States Federal Income Tax
   Considerations............................................   21
Underwriting.................................................   25
Legal Matters................................................   27
Experts......................................................   27
Additional Information.......................................   27
Independent Auditors' Report.................................   28
Statement of Assets, Liabilities and Capital.................   29

              Prospectus relating to Preference Shares
                              of [NAME]

UNTIL   ,   1998   (25   DAYS   AFTER   THE   COMMENCEMENT   OF   THE
OFFERING),   ALL  DEALERS   EFFECTING   TRANSACTIONS   IN  THE  TRUST
SECURITIES,  WHETHER OR NOT PARTICIPATING IN THIS  DISTRIBUTION,  MAY
BE REQUIRED TO DELIVER A PROSPECTUS.  THIS DELIVERY REQUIREMENT IS IN
ADDITION TO THE  OBLIGATION  OF DEALERS TO DELIVER A PROSPECTUS  WHEN
ACTING AS  UNDERWRITERS  AND WITH RESPECT TO THEIR UNSOLD  ALLOTMENTS
OR SUBSCRIPTIONS.
======================================================================  ============================================================

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


PROSPECTUS
----------

                              SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED AUGUST 5, 1998
                            ________ TRUST SECURITIES
                        XYZ EXCHANGEABLE PREFERRED TRUST


         Of the total of ______ Trust Securities Exchangeable for Preference Shares (the "Trust Securities") of XYZ Exchangeable Preferred Trust (the "Trust") being offered, ______ Trust Securities initially are being offered in the United States and Canada by the U.S. Underwriters (the "U.S. Offering") and _______ Trust Securities initially are being offered in a concurrent international offering outside the United States and Canada by the International Managers (the "International Offering" and, together with the U.S. Offering, the "Offerings"). The public offering price and the underwriting discount per Trust Security are identical for both of the Offerings. See "Underwriting."

         Each of the Trust Securities offered hereby will represent a proportionate share of a beneficial ownership interest in the Trust and will be sold at an initial public offering price of US$25. Except as described herein, holders of the Trust Securities will receive non-cumulative dividend distributions in an amount equal to US$___ per Trust Security per annum, payable quarterly in arrears in an amount equal to US$___ per Trust Security on each ______, _______, ______, and ______ of each year (each, a "Dividend Payment
Date"), to holders of record as of the immediately preceding ______, ______, ______ and ______, respectively (each, a "Record Date"). The first distribution in respect of the period from and including the original issue date (the "Issue Date") to but excluding ________, 1998 will equal US$___ per Trust Security.

         The Trust is a newly-created Delaware business trust established for the sole purpose of issuing the Trust Securities and investing the proceeds thereof in and holding ___% Mandatorily Redeemable Debt Securities due 2047 (the "Debt Securities") issued by [NAME], a special purpose unlimited company incorporated under the laws of, and domiciled in, the United Kingdom (the "U.K. Company"), with an aggregate principal amount equal to such proceeds. The Trust's investment objective is to distribute to the holders of Trust Securities
(a) pro rata based on the number of Trust Securities outstanding the interest the Trust receives on the Debt Securities from time to time and (b) upon the occurrence of an Exchange Event (as defined herein), the proceeds of the redemption of the Debt Securities, which will be American Depositary Receipts ("ADRs") evidencing, for each Trust Security, one American Depositary Share ("ADS") representing two fully paid non-cumulative preference shares, liquidation preference US$12.50 per share (the "XYZ Preference Shares"), issued by [NAME] ("XYZ"), provided that, if the Exchange Event is the redemption of the XYZ Preference Shares for cash, holders of Trust Securities will be entitled to receive US$25 per Trust Security and not ADRs. The XYZ Preference Shares initially represented by the ADSs will not accrue or pay dividends. If and when an Exchange Event occurs (unless such Exchange Event is the redemption of the XYZ Preference Shares for cash), each such initial XYZ Preference Share will automatically convert into a dividend-paying XYZ Preference Share which will accrue non-cumulative dividends at the rate of US$___ per share per annum, payable quarterly in arrears in an amount equal to US$___ per share on each Dividend Payment Date to holders of record as of the immediately preceding Record Date. See "Investment Objective and Policies."

                                                   (continued on following page)

    SEE "RISK FACTORS," BEGINNING ON PAGE 15 OF THIS PROSPECTUS, FOR CERTAIN
       CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE TRUST SECURITIES.
                                   __________
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                      PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.


                                  PRICE TO         SALES          PROCEEDS TO
                                   PUBLIC         LOAD(1)         TRUST(2)(3)
--------------------------------------------------------------------------------
Per Trust Security.......          $                   (3)            $
--------------------------------------------------------------------------------
Total(4)                        $                      (3)         $
================================================================================

(1) In view of the fact that the proceeds of the sale of the Trust Securities will ultimately be invested in the XYZ Preference Shares, the Trust and XYZ have agreed to indemnify the several U.S. Underwriters and the International Managers (together, the "Underwriters") against certain liabilities, including liabilities under the Securities Act of 1933, as amended. See "Underwriting."

(2) Before deducting estimated expenses of $____________ payable by the Trust.

(3) In view of the fact that the proceeds of the sale of the Trust Securities will ultimately be invested in the XYZ Preference Shares, the Trust and XYZ have agreed to pay the Underwriters, as compensation, $___ per Trust Security (or $___ in the aggregate if the Underwriters' over-allotment options are exercised in full). See "Underwriting."

(4) The Trust has granted the U.S. Underwriters and the International Managers options, exercisable for 30 days from the date hereof, to purchase up to _______ and _______ additional Trust Securities, respectively (subject to decrease pro rata as a result of the issuance and sale of Trust Securities in connection with the formation of the Trust), solely to cover over-allotments, if any. If all such Trust Securities are purchased, the total Price to Public and Proceeds
         to                                  Trust will be $_______ and $______,
         respectively. See "Underwriting."

                                   __________
                  The Trust Securities are offered by the several Underwriters, subject to prior sale, when, as and if issued to and accepted by them, and subject to approval of certain legal matters by counsel for the Underwriters and certain other conditions. The Underwriters reserve the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the Trust Securities will be made through the facilities of The Depository Trust Company on or about __________, 1998.

                                   __________

MERRILL LYNCH INTERNATIONAL                                        [CO-MANAGERS]
                                   __________

                The date of this Prospectus is           , 1998.

                                  UNDERWRITING

         Subject to the terms and conditions set forth in a purchase agreement (the "U.S. Purchase Agreement"), the Trust has agreed to sell to each of the underwriters named below (the "U.S. Underwriters"), and each of the U.S. Underwriters, for whom Merrill Lynch, Pierce, Fenner & Smith Incorporated and acting as representatives (the "U.S. Representatives"), has severally agreed to purchase, the aggregate number of Trust Securities set forth opposite its name below:

                                                        NUMBER OF
                 U.S. UNDERWRITER                    TRUST SECURITIES
                 ----------------                    ----------------

    Merrill Lynch, Pierce, Fenner & Smith
                Incorporated
                                                      --------------
             Total........................
                                                      ==============

         The Trust has also entered into a purchase agreement (the "International Purchase Agreement" and, together with the U.S. Purchase Agreement, the "Purchase Agreements") with Merrill Lynch International and acting as lead managers (the "Lead Managers"), and certain other underwriters outside the United States and Canada (the "International Managers" and, together with the U.S. Underwriters, the "Underwriters"). Subject to the terms and conditions set forth in the International Purchase Agreement, the Trust has agreed to sell to the International Managers, and the International Managers have severally agreed to purchase, an aggregate of _____ Trust Securities.

         In each Purchase Agreement, the Underwriters named therein have agreed, subject to the terms and conditions set forth in such Purchase Agreement, to purchase all of the Trust Securities being sold pursuant to such Purchase Agreement if any of the Trust Securities being sold pursuant to such Purchase Agreement are purchased. Under certain circumstances, under the Purchase Agreements, the commitments of non-defaulting Underwriters may be increased. Each Purchase Agreement provides that the Trust is not obligated to sell, and the Underwriters named therein are not obligated to purchase, the Trust Securities under the terms of the Purchase Agreement unless all of the Trust Securities to be sold pursuant to the Purchase Agreements are contemporaneously sold. In the event of a failure to close, any funds debited from any investor's account maintained with an Underwriter will be credited to such account and any funds received by such Underwriter by check or money order from any investor will be returned to such investor by check.

         The U.S. Representatives have advised the Trust that the U.S. Underwriters propose to offer the Trust Securities offered hereby in the U.S. Offering to the public initially at the public offering price set forth on the cover page of this Prospectus and to certain dealers at such price less a concession not in excess of $____ per Trust Security. The U.S. Underwriters may allow, and such dealers may reallow, a discount not in excess of $____ per Trust Security to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed. The sales load of $____ per Trust Security is equal to ____% of the initial public offering price.
Investors must pay for any Trust Securities purchased in the initial public offering on or before ___________, 1998.

         The  initial   public   offering  price  per  Trust  Security  and  the
underwriting discount per Trust Security are identical for both Offerings.

         The Trust has granted the U.S. Underwriters and the International Managers options to purchase up to an additional __________ and __________ Trust Securities , respectively, (subject to decrease pro rata by the number of Trust Securities resulting from the split of the initial Trust Securities described below) at the initial public offering price, less the underwriting discount. Such options, which will expire 30 days after the date of this Prospectus, may be exercised solely to cover over-allotments. To the extent that the Underwriters exercise such options, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase from the Trust approximately the same percentage of the option shares that the number of shares to be purchased initially by that Underwriter is of the __________ Trust Securities initially purchased by the Underwriters.

         In view of the fact that the proceeds of the sale of the Trust Securities will ultimately be invested in the ADSs representing the XYZ Preference Shares, each Purchase Agreement provides that the Trust and XYZ will pay, as compensation to the Underwriters, an amount in immediately available funds $___ per Trust Security.

         The Trust has been informed that the Underwriters have entered into an agreement (the "Intersyndicate Agreement") providing for the coordination of their activities. Pursuant to the Intersyndicate Agreement, the U.S. Underwriters and the International Managers are permitted to sell Trust Securities to each other for purposes of resale at the initial public offering price, less an amount not greater than the selling concession.

         The Trust has been informed that, under the terms of the Intersyndicate Agreement, the U.S. Underwriters and any dealer to whom they sell Trust Securities will not offer to sell or resell Trust Securities to persons who are non-U.S. or non-Canadian persons or to persons they believe intend to resell to person who are non-U.S. or non-Canadian persons, and the International Managers and any bank, broker or dealer to whom they sell Trust Securities will not offer to sell or resell Trust Securities to U.S. persons or to Canadian persons or to persons they believe intend to resell to U.S. persons or to Canadian persons, except in the case of transactions pursuant to the Intersyndicate Agreement which, among other things, permits the Underwriters to purchase from each other and offer for resale such number of Trust Securities as the selling Underwriter or Underwriters and the purchasing Underwriter or Underwriters may agree.

         The Underwriters do not intend to confirm sales of Trust Securities offered hereby to any accounts over which they exercise discretionary authority.

         Prior to the Offerings, there has been no public market for the Trust Securities. Application will be made to list the Trust Securities on the NYSE. In connection with the listing, the Underwriters will undertake that sales of Trust Securities will meet the NYSE's minimum distribution standards.

         In view of the fact that the proceeds of the sale of the Trust Securities will ultimately be invested in the ADSs representing the XYZ Preference Shares, the Trust and XYZ have agreed to indemnify the Underwriters, against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Underwriters may be required to make in respect thereof.

         In connection with the formation of the Trust, ___________, an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, subscribed for and purchased 4,000 Trust Securities for a purchase price of $100,000.

         Until the distribution of the Trust Securities is completed, rules of the Commission may limit the ability of the Underwriters and any selling group members to bid for and purchase the Trust Securities. As an exception to these rules, the U.S. Representatives are permitted to engage in certain transactions that stabilize the price of the Trust Securities. Such transactions consist of bids or purchases for the purpose of pegging, fixing or maintaining the price of the Trust Securities.

         If the Underwriters create a short position in the Trust Securities in connection with the Offerings, i.e., if they sell more Trust Securities than are set forth on the cover page of this Prospectus, the U.S. Representatives may reduce that short position by purchasing Trust Securities in the open market. The U.S. Representatives may also elect to reduce any short position by exercising all or part of the over-allotment options described above.

         The U.S. Representatives may also impose a penalty bid on certain Underwriters and selling group members. This means that if the U.S. Representatives purchase Trust Securities in the open market to reduce the Underwriters' short position or to stabilize the price of the Trust Securities, they may reclaim the amount of the selling concession from the Underwriters and any selling group members who sold those Trust Securities as part of the Offerings.

         In general, purchases of a security for the purpose of stabilization or to reduce a short position could cause the price of the security to be higher than it might be in the absence of such purchases. The imposition of a penalty bid might also have an effect on the price of a security to the extent that it were to discourage resales of the security.

         Neither the Trust nor any of the Underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Trust Securities. In addition, neither the Trust nor any of the Underwriters makes any representation that the U.S. Representatives will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

         Each International Manager has agreed that: (i) it has not offered or sold and prior to the date six months after the issue of the Trust Securities will not offer or sell any Trust Securities to persons in the United Kingdom prior to admission of the Trust Securities to listing in accordance with Part IV of the Financial Services Act of 1986 (the "Act") except to persons whose ordinary activities involve them in acquiring, holding, managing or disposing of investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995 or the Act; (ii) it has complied and will comply with all applicable provisions of the Act with respect to anything done by it in relation to the Trust Securities in, from or otherwise involving the United Kingdom; and (iii) it has only issued or passed on, and will only issue or pass on, in the United Kingdom any document received by it in connection with the issue of the Trust Securities to a person who is of a kind described in
Article 11(3) of the Financial Services Act of 1986 (Investment Advertisements) (Exemptions) Order 1996 or is a person to whom the document may otherwise lawfully be issued or passed on.

         Certain of the Underwriters render investment banking and other financial services to XYZ from time to time.

======================================================================    ==========================================================

NO DEALER,  SALESPERSON  OR OTHER INDIVIDUAL  HAS BEEN  AUTHORIZED TO
GIVE ANY  INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE
CONTAINED  IN  THIS   PROSPECTUS  IN  CONNECTION  WITH  THE  OFFERING                             TRUST SECURITIES
DESCRIBED   HEREIN  AND,  IF  GIVEN  OR  MADE,  SUCH  INFORMATION  OR
REPRESENTATIONS  MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY
THE TRUST OR THE  UNDERWRITERS.  THIS  PROSPECTUS DOES NOT CONSTITUTE                             XYZ EXCHANGEABLE
AN  OFFER  TO  SELL,  OR A  SOLICITATION  OF AN  OFFER  TO  BUY,  ANY                             PREFERRED TRUST
SECURITIES OTHER THAN THOSE  SPECIFICALLY  OFFERED HEREBY,  OR OF ANY
SECURITIES  OFFERED HEREBY, IN ANY JURISDICTION TO ANY PERSON TO WHOM
IT  IS   UNLAWFUL   TO  MAKE  AN  OFFER  OR   SOLICITATION   IN  SUCH
JURISDICTION.  NEITHER THE DELIVERY OF THIS  PROSPECTUS  NOR ANY SALE
MADE   HEREUNDER   SHALL,   UNDER  ANY   CIRCUMSTANCES,   CREATE  ANY
IMPLICATION  THAT  THERE HAS BEEN NO CHANGE IN THE FACTS SET FORTH IN
THIS  PROSPECTUS OR IN THE AFFAIRS OF THE TRUST SINCE THE DATE HEREOF
OR SINCE THE DATES AS OF WHICH  INFORMATION  IS SET FORTH HEREIN.  IN
THE EVENT  THAT ANY SUCH  CHANGE  SHALL  OCCUR  DURING  THE PERIOD IN
WHICH  APPLICABLE  LAW  REQUIRES  DELIVERY OF THIS  PROSPECTUS,  THIS
PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED ACCORDINGLY.
                          _________________                                                           ________________

                                                                                                         PROSPECTUS
                          TABLE OF CONTENTS
                                                                PAGE                                  ________________
                                                                ----

Prospectus Summary...........................................    3
Fee Table....................................................    8
Structural Diagram...........................................    9
The Trust....................................................   10
Use of Proceeds and Collateral Arrangements..................   10
Investment Objective and Policies............................   11
Investment Restrictions......................................   14
Risk Factors.................................................   15                          MERRILL LYNCH INTERNATIONAL
Description of the Trust Securities..........................   16
Trustees.....................................................   18                                 [CO-MANAGERS]
Management Arrangements......................................   19
Dividends and Distributions..................................   21
Net Asset Value..............................................   21
Certain United States Federal Income Tax                                                               , 1998
   Considerations............................................   21
Underwriting.................................................   25
Legal Matters................................................   27
Experts......................................................   27
Additional Information.......................................   27
Independent Auditors' Report.................................   28
Statement of Assets, Liabilities and Capital.................   29


              Prospectus relating to Preference Shares
                              of [NAME]

                              __________
UNTIL   ,   1998   (25   DAYS   AFTER   THE   COMMENCEMENT   OF   THE
OFFERING),   ALL  DEALERS   EFFECTING   TRANSACTIONS   IN  THE  TRUST
SECURITIES,  WHETHER OR NOT PARTICIPATING IN THIS  DISTRIBUTION,  MAY
BE REQUIRED TO DELIVER A PROSPECTUS.  THIS DELIVERY REQUIREMENT IS IN
ADDITION TO THE  OBLIGATION  OF DEALERS TO DELIVER A PROSPECTUS  WHEN
ACTING AS  UNDERWRITERS  AND WITH RESPECT TO THEIR UNSOLD  ALLOTMENTS
OR SUBSCRIPTIONS.
======================================================================    ==========================================================

                                     PART C

                                OTHER INFORMATION




ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

1.   FINANCIAL STATEMENTS
     Independent Auditors' Report
     Statement of Assets, Liabilities and Capital as of             , 1998
2.   EXHIBITS
   (a)(1)Trust Agreement*
      (2)Form of Amended and Restated Trust Agreement**
      (3)Certificate of Trust*
   (b)   Not applicable
   (c)   Not applicable
   (d)(1)Form of Specimen certificate for Trust Securities (included in Exhibit 2(a)(2))**
      (2)Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of Holders of Trust Securities**
   (e)   Not applicable
   (f)   Not applicable
   (g)   Not applicable
   (h)(1)Form of U.S. Purchase Agreement**
      (2)Form of International Purchase Agreement**
   (i)   Not applicable
   (j)   Form of Custodian Agreement**
   (k)(1)Form of Administration Agreement**
      (2)Form of Paying Agent Agreement**
      (3)Form of Specimen for Debt Securities**
      (4)Form of Security and Pledge Agreement**
      (5)Form of Reimbursement Agreement**
      (6)Form of Expense Agreement**
      (7)Form of Indemnity Agreement**
   (l)   Opinion  and  Consent of Brown & Wood LLP,  counsel to the Trust*
   (m)   Not applicable
   (n)(1)Tax Opinion  and Consent of Brown & Wood LLP, counsel to the Trust**
      (2)Consent of           ,  independent  auditors for the Trust**
   (o)   Not applicable
   (p)   Form of Trust Subscription Agreement**
   (q)   Not applicable
   (r)   Not applicable
----------
  *      Filed herewith.
  **     To be filed by amendment.

ITEM 25.   MARKETING ARRANGEMENTS

         See Exhibits (h)(1) and (h)(2) to this Registration Statement.

ITEM 26.   OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The expenses to be incurred in connection with the offering described in this Registration Statement will be paid by the Trust with the facility fee paid to the Trust by the U.K. Company in connection with the investment by the Trust in the Debt Securities.

ITEM 27.   PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.

ITEM 28.   NUMBER OF HOLDERS OF SECURITIES

         There will be one record holder of the Trust Securities as of the effective date of this Registration Statement.

ITEM 29.   INDEMNIFICATION

         Section 6.06 of the Amended and Restated Trust Agreement, Section 6 of the U.S. Purchase Agreement and Section 6 of the International Purchase Agreement provide for indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The Trust is internally managed and does not have an investment adviser.

ITEM 31.   LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant (850 Library Avenue, Suite 204, Newark, Delaware 19715), its custodian (101 Barclay Street, New York, New York 10286) and its paying agent (101 Barclay Street, New York, New York 10286).

ITEM 32.   MANAGEMENT SERVICES

         Not applicable.

ITEM 33.   UNDERTAKINGS

         (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectuses contained herein.

         (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 5th day of August, 1998.


                                            XYZ Exchangeable Preferred Trust




                                            By:  /s/ Donald J. Puglisi
                                                 ---------------------
                                                 Donald J. Puglisi
                                                 Managing Trustee



         Each person whose signature appears below hereby authorizes Donald J. Puglisi, William R. Latham III or James B. O'Neill, or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

           NAME                             TITLE                  DATE
           ----                             -----                  ----


   /s/ Donald J. Puglisi               Managing Trustee       August 5, 1998
------------------------------
     Donald J. Puglisi


 /s/ William R Latham III                  Trustee            August 5, 1998
------------------------------
   William R. Latham III


   /s/ James B. O'Neill                    Trustee            August 5, 1998
------------------------------
     James B. O'Neill

                                  EXHIBIT INDEX

EXHIBIT    DESCRIPTION                                                    PAGE

(a)(1)     Trust Agreement*
   (2)     Form of Amended and Restated Trust Agreement**
   (3)     Certificate of Trust*
(b)        Not applicable
(c)        Not applicable
(d)(1)     Form of Specimen certificate for Trust Securities
           (included in Exhibit 2(a)(2))**
   (2)     Portions of the Declaration of Trust of the Registrant
           defining the rights of Holders of Trust Securities **
(e)        Not applicable
(f)        Not applicable
(g)        Not applicable
(h)(1)     Form of U.S. Purchase Agreement**
   (2)     Form of International Purchase Agreement**
(i)        Not applicable
(j)        Form of Custodian Agreement**
(k)(1)     Form of Administration Agreement**
   (2)     Form of Paying Agent Agreement**
   (3)     Form of Specimen for Debt Securities**
   (4)     Form of Security and Pledge Agreement**
   (5)     Form of Reimbursement Agreement**
   (6)     Form of Expense Agreement**
   (7)     Form of Indemnity Agreement**
(l)        Opinion and Consent of Brown & Wood LLP,
           counsel to the  Trust**
(m)        Not applicable
(n)(1)     Tax Opinion  and Consent of Brown & Wood LLP,
           counsel to the Trust**
   (2)     Consent of             independent auditors for the Trust**
(o)        Not applicable
(p)        Form of Trust Subscription Agreement**
(q)        Not applicable
(r)        Not applicable
----------
*        Filed herewith.
**       To be filed by amendment.